UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06481

Franklin Municipal Securities Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 8/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Franklin California High Yield Municipal Fund
Class A [FCQAX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A	$41	0.80%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,791,463,555
Total Number of Portfolio Holdings*	634
Portfolio Turnover Rate	3.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California High Yield Municipal Fund	PAGE 1	1175-STSR-1024

Franklin California High Yield Municipal Fund
Class A1 [FCAMX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class A1	$33	0.65%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,791,463,555
Total Number of Portfolio Holdings*	634
Portfolio Turnover Rate	3.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California High Yield Municipal Fund	PAGE 1	175-STSR-1024

Franklin California High Yield Municipal Fund
Class C [FCAHX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class C	$61	1.20%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,791,463,555
Total Number of Portfolio Holdings*	634
Portfolio Turnover Rate	3.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California High Yield Municipal Fund	PAGE 1	275-STSR-1024

Franklin California High Yield Municipal Fund
Class R6 [FCAQX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Class R6	$27	0.52%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,791,463,555
Total Number of Portfolio Holdings*	634
Portfolio Turnover Rate	3.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California High Yield Municipal Fund	PAGE 1	8175-STSR-1024

Franklin California High Yield Municipal Fund
Advisor Class [FVCAX]
Semi-Annual Shareholder Report | August 31, 2024

This semi-annual shareholder report contains important information about Franklin California High Yield Municipal Fund for the period March 1, 2024, to August 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment†
Advisor Class	$28	0.55%
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2024)

Total Net Assets	$2,791,463,555
Total Number of Portfolio Holdings*	634
Portfolio Turnover Rate	3.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of August 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin California High Yield Municipal Fund	PAGE 1	675-STSR-1024

Item 2. Code of Ethics. N/A

Item 3. Audit Committee Financial Expert. N/A

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
California High Yield
Municipal Fund
Financial Statements and Other Important Information
Semi-Annual | August 31, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 26
Notes to Financial Statements 30
Changes In and Disagreements with Accountants 41
Results of Meeting(s) of Shareholders 41
Remuneration Paid to Directors, Officers and Others 41
Board Approval of Management and Subadvisory Agreements 41

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.85 $9.69 $11.02 $11.49 $10.81 $11.10
Income from investment operations
c
:
Net investment income
d
............. 0.20 0.39 0.36 0.26 0.35 0.34
Net realized and unrealized gains (losses) 0.12 0.16 (1.35) (0.49) 0.67 (0.29)
Total from investment operations ........ 0.32 0.55 (0.99) (0.23) 1.02 0.05
Less distributions from:
Net investment income .............. (0.20) (0.39) (0.34) (0.24) (0.34) (0.34)
Net asset value, end of period .......... $9.97 $9.85 $9.69 $11.02 $11.49 $10.81
Total return
e
....................... 3.26% 5.85% (9.03)% (2.09)% 9.57% 0.43%
Ratios to average net assets
f
Expenses
g
........................ 0.80% 0.84% 0.88% 0.81% 0.79% 0.80%
Net investment income ............... 3.97% 4.10% 3.63% 2.88% 3.10% 3.10%
Supplemental data
Net assets, end of period (000’s) ........ $848,994 $710,549 $595,614 $714,052 $618,967 $425,757
Portfolio turnover rate ................ 3.30% 10.93% 18.77% 10.19% 9.20% 23.29%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.83 $9.67 $10.99 $11.47 $10.79 $11.08
Income from investment operations
c
:
Net investment income
d
............. 0.20 0.41 0.38 0.26 0.37 0.36
Net realized and unrealized gains (losses) 0.12 0.15 (1.35) (0.49) 0.67 (0.29)
Total from investment operations ........ 0.32 0.56 (0.97) (0.23) 1.04 0.07
Less distributions from:
Net investment income .............. (0.20) (0.40) (0.35) (0.25) (0.36) (0.36)
Net asset value, end of period .......... $9.95 $9.83 $9.67 $10.99 $11.47 $10.79
Total return
e
....................... 3.35% 6.02% (8.83)% (2.07)% 9.76% 0.58%
Ratios to average net assets
f
Expenses
g
........................ 0.65% 0.69% 0.72% 0.66% 0.64% 0.65%
Net investment income ............... 4.12% 4.25% 3.78% 3.04% 3.27% 3.25%
Supplemental data
Net assets, end of period (000’s) ........ $748,737 $776,199 $862,312 $1,166,095 $1,254,701 $1,282,022
Portfolio turnover rate ................ 3.30% 10.93% 18.77% 10.19% 9.20% 23.29%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.91 $9.75 $11.08 $11.56 $10.87 $11.17
Income from investment operations
c
:
Net investment income
d
............. 0.18 0.36 0.32 0.21 0.30 0.30
Net realized and unrealized gains (losses) 0.12 0.15 (1.35) (0.49) 0.69 (0.30)
Total from investment operations ........ 0.30 0.51 (1.03) (0.28) 0.99 —
Less distributions from:
Net investment income .............. (0.18) (0.35) (0.30) (0.20) (0.30) (0.30)
Net asset value, end of period .......... $10.03 $9.91 $9.75 $11.08 $11.56 $10.87
Total return
e
....................... 3.03% 5.39% (9.35)% (2.46)% 9.18% (0.04)%
Ratios to average net assets
f
Expenses
g
........................ 1.20% 1.23% 1.27% 1.20% 1.19% 1.20%
Net investment income ............... 3.54% 3.66% 3.19% 2.47% 2.69% 2.70%
Supplemental data
Net assets, end of period (000’s) ........ $90,583 $92,877 $118,149 $180,173 $223,652 $253,579
Portfolio turnover rate ................ 3.30% 10.93% 18.77% 10.19% 9.20% 23.29%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.86 $9.70 $11.03 $11.51 $10.82 $11.12
Income from investment operations
c
:
Net investment income
d
............. 0.21 0.42 0.39 0.27 0.38 0.38
Net realized and unrealized gains (losses) 0.12 0.16 (1.35) (0.49) 0.68 (0.30)
Total from investment operations ........ 0.33 0.58 (0.96) (0.22) 1.06 0.08
Less distributions from:
Net investment income .............. (0.21) (0.42) (0.37) (0.26) (0.37) (0.38)
Net asset value, end of period .......... $9.98 $9.86 $9.70 $11.03 $11.51 $10.82
Total return
e
....................... 3.41% 6.14% (8.76)% (1.96)% 9.97% 0.63%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.52% 0.55% 0.58% 0.53% 0.52% 0.52%
Expenses net of waiver and payments by
affiliates
g
.......................... 0.52% 0.55% 0.58%
h
0.52% 0.51% 0.51%
Net investment income ............... 4.24% 4.38% 3.91% 3.16% 3.37% 3.39%
Supplemental data
Net assets, end of period (000’s) ........ $55,907 $50,713 $44,724 $60,366 $45,216 $26,741
Portfolio turnover rate ................ 3.30% 10.93% 18.77% 10.19% 9.20% 23.29%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Municipal Securities Trust
Financial Highlights
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

A
Six Months
Ended August
31, 2024
(unaudited)
Year Ended February 28,
Year Ended
February 28,
2022
b
Year Ended May 31,
2024
a
2023 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $9.85 $9.69 $11.02 $11.50 $10.82 $11.11
Income from investment operations
c
:
Net investment income
d
............. 0.21 0.42 0.39 0.27 0.38 0.37
Net realized and unrealized gains (losses) 0.12 0.15 (1.36) (0.49) 0.67 (0.29)
Total from investment operations ........ 0.33 0.57 (0.97) (0.22) 1.05 0.08
Less distributions from:
Net investment income .............. (0.21) (0.41) (0.36) (0.26) (0.37) (0.37)
Net asset value, end of period .......... $9.97 $9.85 $9.69 $11.02 $11.50 $10.82
Total return
e
....................... 3.39% 6.11% (8.80)% (1.99)% 9.84% 0.68%
Ratios to average net assets
f
Expenses
g
........................ 0.55% 0.59% 0.62% 0.56% 0.54% 0.55%
Net investment income ............... 4.22% 4.34% 3.87% 3.13% 3.35% 3.35%
Supplemental data
Net assets, end of period (000’s) ........ $1,047,243 $914,542 $922,275 $1,186,382 $1,113,278 $903,694
Portfolio turnover rate ................ 3.30% 10.93% 18.77% 10.19% 9.20% 23.29%
a
For the year ended February 29.
b
For the period June 1, 2021 to February 28, 2022.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin Municipal Securities Trust
Schedule of Investments (unaudited), August 31, 2024
Franklin California High Yield Municipal Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Shares
a
Value
a
Common Stocks 0.0%
Independent Power and Renewable Electricity Producers 0.0%
a,b
AES Guayama Holdings BV ........................................... 60,804 $ —
b
Total Common Stocks (Cost $ – ) ...............................................
—
Principal
Amount
a a a a
Corporate Bonds 2.4%
Commercial Services & Supplies 0.6%
a
CalPlant I LLC ,
c
Senior Secured Note , 144A, 15% , 7/01/25 ............................... $ 4,195,000 4,195,000
d,e
21 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,370,000 178,100
d,e
21 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 5,220,000 678,600
d,e
22 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,875,000 373,750
d,e
22 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 250,000 32,500
d,e
22 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,885,000 1,885,000
d,e
22 X , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 2,830,000 2,830,000
d,e
23 A , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,000,000 1,000,000
d,e
23 B , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 890,000 890,000
d,e
23 C , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,415,000 1,415,000
d,e
23 D , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,230,000 1,230,000
d,e
23 E , Senior Secured Note , 144A, 9.5% , 8/31/23 .......................... 1,385,000 1,385,000
16,092,950
Diversified Consumer Services 1.5%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ....................
45,335,000 41,994,911
Electric Utilities 0.3%
c
Mission Rock Utilities, Inc. , 144A, 7% , 7/01/27 .............................. 10,000,000 10,148,367
Total Corporate Bonds (Cost $ 79,801,419 ) ......................................
68,236,228
f
Senior Floating Rate Interests 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a ,e ,g
Rialto Bioenergy Facility LLC ,
First Lien, CME Term Loan, B , 15.328% , ( 1-month SOFR + 10% ), 4/01/31 ....... 1,194,545 257,503
First Lien, Initial Roll-Up CME Term Loan, B , 15.32% , ( 12-month SOFR + 10% ),
9/18/25 ......................................................... 1,545,702 —
257,503
a a a a a
Total Senior Floating Rate Interests (Cost $ 2,720,166 ) ...........................
257,503
Municipal Bonds 93.6%
California 85.9%
Alameda Community Facilities District ,
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/38 ........................................................ 850,000 912,227
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/43 ........................................................ 1,000,000 1,051,983
City of Alameda Community Facilities District No. 22-1 , Special Tax , 2023 , 5% ,
9/01/53 ........................................................ 1,000,000 1,033,692
Burbank-Glendale-Pasadena Airport Authority Brick Campaign ,
Revenue, Senior Lien , 2024 B , AGMC Insured , 4.375% , 7/01/49 ............... 5,000,000 5,020,492
Revenue, Senior Lien , 2024 B , AGMC Insured , 4.5% , 7/01/54 ................ 5,750,000 5,784,637

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
h
California Community Choice Financing Authority , Revenue , 2021 B-1 , Mandatory Put ,
4% , 8/01/31 ...................................................... $ 10,000,000 $ 10,172,712
California Community College Financing Authority ,
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 A , 5.75% , 7/01/60 ..... 17,500,000 17,941,432
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 B , 7.75% , 7/01/30 ..... 2,405,000 2,283,429
c
NCCD-Napa Valley Properties LLC , Revenue , 144A, 2022 C , 6.75% , 7/01/60 ..... 7,050,000 7,177,557
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/48 .......... 225,000 230,853
NCCD-Orange Coast Properties LLC , Revenue , 2018 , 5.25% , 5/01/53 .......... 6,785,000 6,943,084
c
California Community Housing Agency ,
Annadel Apartments , Revenue , 144A, 2019 A , 5% , 4/01/49 .................. 27,050,000 23,407,996
Exchange at Bayfront Apartments , Revenue, Junior Lien , 144A, 2021 A-2 , 4% ,
8/01/51 ........................................................ 13,000,000 5,851,447
Mira Vista Hills Apartments , Revenue , 144A, 2021 A , 4% , 2/01/56 ............. 1,300,000 788,056
Serenity at Larkspur Apartments , Revenue , 144A, 2020 A , 5% , 2/01/50 ......... 22,525,000 17,127,933
Twin Creek Apartments , Revenue, Junior Lien , 144A, 2022 B , 5.5% , 2/01/40 ..... 5,475,000 5,006,366
Verdant at Green Valley Apartments , Revenue , 144A, 2019 A , 5% , 8/01/49 ....... 15,000,000 14,430,044
California County Tobacco Securitization Agency ,
Gold Country Settlement Funding Corp. , Revenue , 2020 B-2 , Refunding , Zero Cpn.,
6/01/55 ........................................................ 12,905,000 2,878,567
Merced County Tobacco Funding Corp. , Revenue , 2020 B , Refunding , 5% , 6/01/50 3,000,000 3,030,210
Sonoma County Securitization Corp. , Revenue , 2020 B-2 , Refunding , Zero Cpn.,
6/01/55 ........................................................ 10,000,000 2,230,583
California Educational Facilities Authority ,
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/37 ....... 1,265,000 1,322,662
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/38 ....... 1,125,000 1,172,919
Art Center College of Design , Revenue , 2018 A , Refunding , 5% , 12/01/44 ....... 10,375,000 10,667,023
Leland Stanford Junior University (The) , Revenue , T-1 , 5% , 3/15/39 ............ 4,185,000 5,167,643
Leland Stanford Junior University (The) , Revenue , U-3 , 5% , 6/01/43 ............ 5,815,000 7,219,069
c
California Enterprise Development Authority ,
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/36 250,000 244,481
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/51 630,000 556,223
Rocklin Academy Obligated Group , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/61 845,000 719,758
California Health Facilities Financing Authority ,
Adventist Health System/West Obligated Group , Revenue , 2016 A , Refunding , 4% ,
3/01/39 ........................................................ 8,190,000 7,984,452
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 12/01/43 2,825,000 3,134,708
Adventist Health System/West Obligated Group , Revenue , 2024 A , 5.25% , 12/01/44 2,750,000 3,035,197
Children's Hospital Los Angeles Obligated Group , Revenue , 2017 A , Refunding , 4% ,
8/15/49 ........................................................ 3,375,000 3,136,539
CommonSpirit Health Obligated Group , Revenue , 2024 A , 5% , 12/01/54 ......... 16,000,000 17,262,242
El Camino Hospital , Revenue , 2017 , 4% , 2/01/42 .......................... 6,500,000 6,545,749
El Camino Hospital , Revenue , 2017 , 5% , 2/01/42 .......................... 5,000,000 5,194,501
Kaiser Foundation Hospitals , Revenue , 2017 A-2 , 5% , 11/01/47 ............... 21,565,000 26,172,914
Lucile Salter Packard Children's Hospital at Stanford Obligated Group , Revenue ,
2014 A , Refunding , 5% , 8/15/43 ..................................... 7,160,000 7,166,292
Sutter Health Obligated Group , Revenue , 2018 A , 5% , 11/15/48 ............... 12,485,000 12,905,568
California Housing Finance Agency ,
Revenue , 2019-2 , A , 4% , 3/20/33 ...................................... 51,678 53,211
Revenue , 2021-1 , A , 3.5% , 11/20/35 ................................... 3,792,575 3,690,885
c
Redwood Gardens Renewal LP , Revenue , 144A, 2021 N-S , 4% , 3/01/37 ........ 3,165,000 2,732,258
c,h
Shermanair Apartments Owner LP , Revenue , 144A, 2021 Q-S , Mandatory Put , 4.5% ,
9/01/36 ........................................................ 4,000,000 3,691,821
California Infrastructure & Economic Development Bank ,
c,h
DesertXpress Enterprises LLC , Revenue , 144A, 2020 A-4 , Mandatory Put , 8% ,
8/15/25 ........................................................ 15,800,000 15,951,253

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Infrastructure & Economic Development Bank, (continued)
c
Goodwill Industries of Sacramento Valley & Northern Nevada, Inc. , Revenue , 144A,
2016 A , 5% , 1/01/47 .............................................. $ 10,360,000 $ 8,066,269
Roseville Sustainable Energy Partner LLC , Revenue , 2024 A , 5.25% , 7/01/54 .... 6,000,000 6,450,018
c
WFCS Holdings II LLC , Revenue , 144A, 2021 A-1 , 5% , 1/01/56 ............... 1,600,000 1,606,778
c
WFCS Holdings LLC , Revenue , 144A, 2020 A-1 , 5% , 1/01/55 ................. 2,300,000 2,309,068
California Municipal Finance Authority ,
c,h
Revenue , 144A, 2023 B-1 , Mandatory Put , 7% , 4/01/33 ..................... 20,770,000 21,170,001
c,h
Revenue , 144A, 2023 B-2 , Mandatory Put , 7% , 4/01/33 ..................... 13,825,000 14,046,247
c
Revenue , 144A, 2023 , II , 7% , 7/01/51 .................................. 12,655,000 12,919,854
1717 University Associates LLC , Revenue , 2020 A-S , 5% , 9/01/57 ............. 1,175,000 996,669
ACI Royal York, Inc. , Revenue , 2020 A , 4% , 2/15/55 ........................ 2,375,000 1,999,012
American Heritage/Escondido/Heritage K-8 Charter School Obligated Group ,
Revenue , 2016 A , Refunding , 5% , 6/01/36 ............................. 3,000,000 3,049,514
BOLD Program , Special Tax , 2022 B , Refunding , 6% , 9/01/52 ................ 2,920,000 3,156,160
BOLD Program , Special Tax , 2022 B , Refunding , 6.3% , 9/01/52 ............... 1,205,000 1,312,728
BOLD Program , Special Tax , 2022 C , 6.25% , 9/01/52 ....................... 4,045,000 4,382,647
BOLD Program , Special Tax , 2022 D , 6.125% , 9/01/52 ...................... 6,885,000 7,421,972
BOLD Program , Special Tax , 2023 A , 5.5% , 9/01/53 ........................ 3,000,000 3,221,359
BOLD Program , Special Tax , 2023 C , 5.25% , 9/01/53 ....................... 1,300,000 1,372,093
BOLD Program , Special Tax , 2024 A , 5% , 9/01/39 ......................... 275,000 293,561
BOLD Program , Special Tax , 2024 A , 5% , 9/01/44 ......................... 625,000 651,839
BOLD Program , Special Tax , 2024 A , 5% , 9/01/48 ......................... 300,000 308,645
BOLD Program , Special Tax , 2024 A , 5.125% , 9/01/54 ...................... 1,000,000 1,035,849
BOLD Program , Special Tax , 2024 B , 5% , 9/01/44 ......................... 940,000 994,859
BOLD Program , Special Tax , 2024 B , 5% , 9/01/49 ......................... 1,070,000 1,119,461
BOLD Program , Special Tax , 2024 B , 5% , 9/01/54 ......................... 1,250,000 1,298,529
Bowles Hall Foundation , Revenue , 2015 A , 5% , 6/01/35 ..................... 600,000 605,097
Bowles Hall Foundation , Revenue , 2015 A , 5% , 6/01/50 ..................... 3,250,000 3,263,355
c
California Baptist University , Revenue , 144A, 2015 A , 5.375% , 11/01/40 ......... 5,000,000 5,052,584
c
California Baptist University , Revenue , 144A, 2015 A , 5.5% , 11/01/45 ........... 10,000,000 10,090,913
c
California Baptist University , Revenue , 144A, 2016 A , 5% , 11/01/36 ............ 2,500,000 2,544,390
c
Capital Christian Center , Revenue , 144A, 2021 A , 5% , 10/01/51 ............... 8,425,000 7,499,133
c
Capital Christian Center , Revenue , 144A, 2021 B , Refunding , 4% , 10/01/37 ...... 8,150,000 6,858,932
Caritas Affordable Housing, Inc. , Revenue, Senior Lien , 2014 A , 5% , 8/15/30 ..... 1,000,000 1,000,636
Caritas Affordable Housing, Inc. , Revenue, Senior Lien , 2014 A , 5.25% , 8/15/39 ... 1,200,000 1,200,777
Caritas Affordable Housing, Inc. , Revenue, Senior Lien , 2014 A , 5.25% , 8/15/49 ... 3,500,000 3,501,427
CHF-Davis I LLC , Revenue , 2018 , 5% , 5/15/51 ........................... 5,000,000 5,126,458
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 3% , 5/15/51 ................ 550,000 426,593
CHF-Davis II LLC , Revenue , 2021 , BAM Insured , 3% , 5/15/54 ................ 2,585,000 1,951,962
CHF-Riverside I LLC , Revenue , 2018 , 5% , 5/15/40 ......................... 1,500,000 1,564,187
CHF-Riverside II LLC , Revenue , 2019 , 5% , 5/15/49 ........................ 9,575,000 9,882,524
City of Chula Vista Community Facilities District No. 2021-11 , Special Tax , 2022 , 5% ,
9/01/52 ........................................................ 2,500,000 2,587,577
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/39 . 1,120,000 1,130,469
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/49 . 4,290,000 4,241,465
c
Claremont Graduate University , Revenue , 144A, 2020 B , Refunding , 5% , 10/01/54 . 1,875,000 1,834,949
Community Facilities District No. 2021-13 , Special Tax , 2022 , 5% , 9/01/42 ....... 1,000,000 1,055,804
Community Facilities District No. 2021-13 , Special Tax , 2022 , 5% , 9/01/52 ....... 5,150,000 5,330,409
Community Facilities District No. 2021-6 Improvement Area No. 2 , Special Tax , 2022 ,
6% , 9/01/52 .................................................... 4,350,000 4,665,421
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/44 .................................................... 500,000 529,180
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/49 .................................................... 800,000 836,980
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5% , 9/01/54 .................................................... 1,125,000 1,168,676

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Community Facilities District No. 2023-11 Improvement Area A , Special Tax , 2024 ,
5.125% , 9/01/59 ................................................. $ 1,550,000 $ 1,625,624
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.5% ,
9/01/48 ........................................................ 600,000 649,473
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.625% ,
9/01/53 ........................................................ 1,060,000 1,146,772
Community Facilities District No. 2023-5 Area No. 1 , Special Tax , 2023 , 5.8% ,
9/01/53 ........................................................ 3,190,000 3,480,186
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 4% ,
12/01/26 ....................................................... 200,000 199,595
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/27 ....................................................... 100,000 102,645
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/29 ....................................................... 50,000 52,007
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/31 ....................................................... 130,000 134,938
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/36 ....................................................... 350,000 357,747
c
Community Health Centers of The Central Coast, Inc. , Revenue , 144A, 2021 A , 5% ,
12/01/54 ....................................................... 2,000,000 1,950,196
Community Hospitals of Central California Obligated Group , Revenue , 2015 A , Pre-
Refunded , 5% , 2/01/40 ............................................ 5,000,000 5,046,467
Community Hospitals of Central California Obligated Group , Revenue , 2017 A ,
Refunding , 4% , 2/01/42 ............................................ 10,000,000 9,523,384
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/39 ....................................................... 2,670,000 2,731,108
Congregational Homes, Inc. Obligated Group , Revenue , 2019 , Refunding , 5% ,
11/15/49 ....................................................... 480,000 479,282
c
Creative Center of Los Altos (The) , Revenue , 144A, 2016 B , 4% , 11/01/36 ....... 1,395,000 1,307,718
c
Creative Center of Los Altos (The) , Revenue , 144A, 2016 B , 4.5% , 11/01/46 ...... 1,600,000 1,449,651
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/32 ............. 3,020,000 3,073,233
Del Harbor Foundation , Revenue , 2015 , Refunding , 5% , 11/01/39 ............. 6,525,000 6,595,837
Developmental Services Support Foundation , Revenue , 2019 A , Refunding , 5% ,
5/01/49 ........................................................ 1,895,000 1,946,605
Eisenhower Medical Center , Revenue , 2017 A , Refunding , 5% , 7/01/37 ......... 2,625,000 2,694,422
Eisenhower Medical Center , Revenue , 2017 B , Refunding , 5% , 7/01/47 ......... 5,000,000 5,037,909
HumanGood California Obligated Group , Revenue , 2019 A , Refunding , 5% , 10/01/44 5,500,000 5,578,150
HumanGood California Obligated Group , Revenue , 2021 , 3% , 10/01/49 ......... 5,000,000 3,909,248
Ignatian Corp. (The) , Revenue , 2024 A , 5% , 9/01/49 ....................... 3,150,000 3,466,654
Ignatian Corp. (The) , Revenue , 2024 A , 5% , 9/01/54 ....................... 3,250,000 3,542,697
c
IH Parkside Fairfield LLC , Revenue , 144A, 2023 B , Zero Cpn., 9/01/43 .......... 20,710,000 14,865,365
Inland Counties Regional Center, Inc. , Revenue , 2015 , Refunding , 5% , 6/15/37 ... 8,965,000 9,040,810
a
Integrity Housing Obligated Group , Revenue , 10% , 12/01/62 ................. 7,000,000 3,923,500
Integrity Housing Obligated Group , Revenue , 2022 A-1 , 4.25% , 12/01/37 ........ 16,700,000 14,796,679
c
King/Chavez Facilities LLC , Revenue , 144A, 2016 A , Refunding , 5% , 5/01/36 ..... 1,815,000 1,833,603
c
King/Chavez Facilities LLC , Revenue , 144A, 2016 A , Refunding , 5% , 5/01/46 ..... 2,775,000 2,791,503
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/43 13,915,000 14,177,216
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 4% , 12/31/47 6,085,000 5,608,317
LAX Integrated Express Solutions LLC , Revenue, Senior Lien , 2018 A , 5% , 12/31/47 22,250,000 22,543,475
Literacy First Charter School Issuer LLC , Revenue , 2019 A , 5% , 12/01/49 ....... 4,165,000 4,233,270
Northbay Healthcare Group Obligated Group , Revenue , 2015 , 5% , 11/01/35 ...... 1,100,000 1,100,030
Northbay Healthcare Group Obligated Group , Revenue , 2015 , 5% , 11/01/44 ...... 1,050,000 1,010,406
Northbay Healthcare Group Obligated Group , Revenue , 2017 A , 5.25% , 11/01/47 .. 3,000,000 3,001,111
c
P3 Claremont Holdings LLC , Revenue , 144A, 2020 A , 5% , 7/01/30 ............. 520,000 531,431
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/31 .. 1,000,000 1,013,876
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/36 .. 2,750,000 2,776,101

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2016 A , 5% , 7/01/41 .. $ 1,750,000 $ 1,756,242
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 3.875% , 7/01/28 740,000 734,900
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 5% , 7/01/38 .. 1,100,000 1,115,983
c
Palmdale Aerospace Academy, Inc. (The) , Revenue , 144A, 2018 A , 5% , 7/01/49 .. 3,600,000 3,608,446
c
Santa Rosa Academy LLC , Revenue , 144A, 2015 , 5.125% , 7/01/35 ............ 450,000 453,910
c
Santa Rosa Academy LLC , Revenue , 144A, 2015 , 5.375% , 7/01/45 ............ 1,400,000 1,407,826
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5% , 5/01/34 ... 300,000 313,477
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.5% , 5/01/44 .. 510,000 529,524
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.75% , 5/01/54 . 510,000 531,113
c
St. Mary and All Angels Christian Church , Revenue , 144A, 2024 A , 5.875% , 5/01/59 700,000 731,866
St. Mary and All Angels Christian Church , Revenue , 2024 B , 4.65% , 5/01/30 ..... 1,045,000 1,067,892
c
STREAM Charter School , Revenue , 144A, 2020 A , 5% , 6/15/41 ............... 925,000 906,409
c
STREAM Charter School , Revenue , 144A, 2020 A , 5% , 6/15/51 ............... 2,770,000 2,602,652
c
STREAM Charter School , Revenue , 144A, 2020 B , 6.4% , 6/15/32 ............. 705,000 693,099
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5% , 6/15/34 ........... 500,000 532,121
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5.5% , 6/15/39 .......... 655,000 703,026
c
Westside Neighborhood School , Revenue , 144A, 2024 , 5.9% , 6/15/44 .......... 1,255,000 1,352,972
c
Westside Neighborhood School , Revenue , 144A, 2024 , 6.2% , 6/15/54 .......... 2,900,000 3,127,148
c
Westside Neighborhood School , Revenue , 144A, 2024 , 6.375% , 6/15/64 ........ 3,000,000 3,250,370
c
California Pollution Control Financing Authority ,
e
CalPlant I LLC , Revenue , 144A, 2017 , 7% , 7/01/22 ........................ 3,500,000 47,250
e
CalPlant I LLC , Revenue , 144A, 2017 , 7.5% , 7/01/32 ....................... 13,000,000 175,500
e
CalPlant I LLC , Revenue , 144A, 2017 , 8% , 7/01/39 ........................ 11,500,000 155,250
e
CalPlant I LLC , Revenue , 144A, 2020 , 7.5% , 7/01/32 ....................... 4,500,000 60,750
Poseidon Resources Channelside LP , Revenue , 144A, 2012 , 5% , 11/21/45 ...... 21,685,000 21,722,970
a,e
Rialto Bioenergy Facility LLC , Revenue , 144A, 2018 , 6.75% , 12/01/28 .......... 910,035 173,064
a,e
Rialto Bioenergy Facility LLC , Revenue , 144A, 2018 , 7.5% , 12/01/40 ........... 4,237,715 805,897
California Public Finance Authority ,
c
Crossroads Christian Schools Obligated Group , Revenue , 144A, 2020 , 5% , 1/01/56 4,015,000 3,584,978
Henry Mayo Newhall Hospital Obligated Group , Revenue , 2017 , Refunding , 5% ,
10/15/37 ....................................................... 1,100,000 1,119,039
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 A , Refunding , 5% ,
11/15/36 ....................................................... 1,000,000 1,009,558
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 A , Refunding , 5% ,
11/15/56 ....................................................... 2,000,000 1,827,283
c
Kendal at Sonoma Obligated Group , Revenue , 144A, 2021 B-1 , Refunding , 3.125% ,
5/15/29 ........................................................ 2,510,000 2,456,659
c
California School Finance Authority ,
Revenue , 144A, 2017 , 5% , 6/01/47 .................................... 700,000 695,244
Alliance for College Ready Public Schools Obligated Group , Revenue , 144A, 2016 C ,
5% , 7/01/46 .................................................... 10,000,000 10,091,361
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/41 ....... 500,000 417,125
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/51 ....... 2,835,000 2,177,350
Alternative Schools, Inc. , Revenue , 144A, 2021 A , Refunding , 4% , 6/01/61 ....... 3,675,000 2,678,060
Aspire Public Schools Obligated Group , Revenue , 144A, 2015 , Refunding , 5% ,
8/01/35 ........................................................ 1,000,000 1,010,594
Aspire Public Schools Obligated Group , Revenue , 144A, 2015 , Refunding , 5% ,
8/01/40 ........................................................ 1,000,000 1,006,912
Aspire Public Schools Obligated Group , Revenue , 144A, 2016 , 5% , 8/01/41 ...... 2,010,000 2,021,799
Aspire Public Schools Obligated Group , Revenue , 144A, 2016 , Pre-Refunded , 5% ,
8/01/41 ........................................................ 190,000 194,051
Citizens of the World Los Angeles Obligated Group , Revenue , 144A, 2022 A , 6.25% ,
4/01/52 ........................................................ 2,000,000 2,052,776
Citizens of the World Los Angeles Obligated Group , Revenue , 144A, 2022 A ,
6.375% , 4/01/62 ................................................. 2,000,000 2,055,936

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority, (continued)
Classical Academy Obligated Group , Revenue , 144A, 2017 A , Refunding , 5% ,
10/01/37 ....................................................... $ 1,485,000 $ 1,524,428
Classical Academy Obligated Group , Revenue , 144A, 2017 A , Refunding , 5% ,
10/01/44 ....................................................... 5,610,000 5,685,355
Classical Academy Obligated Group , Revenue , 144A, 2020 A , 5% , 10/01/40 ..... 500,000 513,051
Classical Academy Obligated Group , Revenue , 144A, 2020 A , 5% , 10/01/50 ..... 3,570,000 3,617,994
Ednovate Obligated Group , Revenue , 144A, 2018 , 5% , 6/01/48 ............... 1,000,000 959,661
Ednovate Obligated Group , Revenue , 144A, 2018 , 5% , 6/01/56 ............... 1,710,000 1,613,948
Envision Education Obligated Group , Revenue , 144A, 2024 A , 5% , 6/01/54 ...... 900,000 908,575
Fenton Charter Public Schools , Revenue , 144A, 2020 A , 5% , 7/01/40 ........... 225,000 227,228
Fenton Charter Public Schools , Revenue , 144A, 2020 A , 5% , 7/01/50 ........... 1,275,000 1,279,577
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2019 , 5% ,
7/01/43 ........................................................ 2,000,000 2,025,049
Granada Hills Charter High School Obligated Group , Revenue , 144A, 2019 , 5% ,
7/01/49 ........................................................ 5,750,000 5,812,354
Green Dot Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 8/01/35 . 2,525,000 2,550,392
Green Dot Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 8/01/45 . 3,500,000 3,515,293
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/38 . 1,000,000 1,033,461
Green Dot Public Schools Obligated Group , Revenue , 144A, 2018 A , 5% , 8/01/48 . 1,750,000 1,780,048
Harbor Springs Obligated Group , Revenue , 144A, 2024 A , 5.5% , 7/01/54 ........ 2,235,000 2,334,262
iLEAD Lancaster , Revenue , 144A, 2021 A , 4% , 6/01/31 ..................... 250,000 242,218
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/41 ..................... 435,000 432,528
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/51 ..................... 600,000 578,525
iLEAD Lancaster , Revenue , 144A, 2021 A , 5% , 6/01/61 ..................... 1,320,000 1,245,946
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 4.5% , 7/01/32 . 605,000 612,536
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5% , 7/01/42 ... 2,140,000 2,152,247
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5% , 7/01/52 ... 3,175,000 3,104,762
John Adams Academies Obligated Group , Revenue , 144A, 2022 A , 5.125% , 7/01/62 8,125,000 7,958,179
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 7/01/35 1,200,000 1,211,094
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2015 A , 5% , 7/01/45 1,675,000 1,681,889
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/39 1,000,000 1,046,344
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/49 2,150,000 2,201,418
KIPP SoCal Public Schools Obligated Group , Revenue , 144A, 2019 A , 5% , 7/01/54 1,150,000 1,172,479
Larchmont Schools , Revenue , 144A, 2018 A , 5% , 6/01/55 ................... 3,050,000 2,991,529
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 3% , 7/01/30 ..... 365,000 347,460
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 5% , 7/01/45 ..... 1,200,000 1,213,657
Lifeline Education Charter School, Inc. , Revenue , 144A, 2020 A , 5% , 7/01/55 ..... 1,235,000 1,242,603
Lighthouse Community Public Schools Obligated Group , Revenue , 144A, 2022 A ,
6.375% , 6/01/52 ................................................. 1,250,000 1,306,658
Lighthouse Community Public Schools Obligated Group , Revenue , 144A, 2022 A ,
6.5% , 6/01/62 ................................................... 1,500,000 1,569,368
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/31 ....... 1,000,000 1,004,746
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/36 ....... 1,670,000 1,632,145
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/51 ....... 16,730,000 14,635,668
NCCD-Santa Rosa Properties LLC , Revenue , 144A, 2021 A , 4% , 11/01/55 ....... 1,400,000 1,201,666
New Designs Charter School , Revenue , 144A, 2024 A , Refunding , 5% , 6/01/54 ... 650,000 654,017
New Designs Charter School , Revenue , 144A, 2024 A , Refunding , 5% , 6/01/64 ... 1,600,000 1,600,784
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding , 5% ,
6/01/33 ........................................................ 650,000 669,232
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.625% , 6/01/43 ................................................. 560,000 575,695
Orange County Educational Arts Academy , Revenue , 144A, 2023 A , Refunding ,
5.875% , 6/01/53 ................................................. 600,000 616,988
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5% , 8/01/33 ............................................ 720,000 760,400

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
California School Finance Authority, (continued)
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.25% , 8/01/38 ......................................... $ 500,000 $ 529,141
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.5% , 8/01/43 .......................................... 550,000 586,244
Partnerships to Uplift Communities Obligated Group , Revenue , 144A, 2023 ,
Refunding , 5.5% , 8/01/47 .......................................... 525,000 554,485
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/30 ........ 1,250,000 1,289,455
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/37 ........ 2,000,000 2,033,055
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/47 ........ 1,975,000 1,983,125
River Springs Charter School, Inc. , Revenue , 144A, 2017 A , 5% , 7/01/52 ........ 1,340,000 1,342,356
River Springs Charter School, Inc. , Revenue , 144A, 2023 A , 5.75% , 7/01/42 ...... 980,000 1,038,262
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5% , 6/01/34 .... 750,000 759,439
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5.125% , 6/01/47 . 845,000 845,420
Rocketship Education Obligated Group , Revenue , 144A, 2017 A , 5.25% , 6/01/52 .. 2,440,000 2,443,012
Rocketship Education Obligated Group , Revenue , 144A, 2017 G , 5% , 6/01/30 .... 315,000 322,268
Rocketship Education Obligated Group , Revenue , 144A, 2017 G , 5% , 6/01/37 .... 360,000 363,161
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/31 ........................................................ 260,000 246,539
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/41 ........................................................ 600,000 502,289
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/51 ........................................................ 800,000 598,455
Santa Clarita Valley International Charter School , Revenue , 144A, 2021 A , 4% ,
6/01/61 ........................................................ 1,300,000 923,264
Summit Public Schools Obligated Group , Revenue , 144A, 2017 , Pre-Refunded , 5% ,
6/01/47 ........................................................ 800,000 843,181
California State Public Works Board , State of California , Revenue , 2024 A , 5% , 4/01/49
13,000,000 14,448,863
California Statewide Communities Development Authority ,
Revenue , 2015 R-1 , Refunding , 5% , 9/02/40 ............................. 2,230,000 2,250,838
Special Assessment , 2016 A , 5% , 9/02/36 ............................... 1,035,000 1,062,329
Special Assessment , 2017 A , 4% , 9/02/27 ............................... 1,055,000 1,064,767
Special Assessment , 2017 A , 5% , 9/02/37 ............................... 1,970,000 2,044,496
Special Assessment , 2017 A , 5% , 9/02/46 ............................... 2,455,000 2,509,055
Special Assessment , 2017 B , 5% , 9/02/37 ............................... 3,260,000 3,389,855
Special Assessment , 2017 B , 5% , 9/02/47 ............................... 2,520,000 2,586,359
Special Assessment , 2017 C , 5% , 9/02/37 ............................... 4,195,000 4,353,635
Special Assessment , 2018 A , 5% , 9/02/38 ............................... 2,150,000 2,249,579
Special Assessment , 2018 A , 5% , 9/02/47 ............................... 3,745,000 3,858,637
Special Assessment , 2018 B , 5% , 9/02/38 ............................... 2,760,000 2,864,982
Special Assessment , 2018 B , 5% , 9/02/43 ............................... 4,690,000 4,815,125
Special Assessment , 2018 B , 5% , 9/02/48 ............................... 4,605,000 4,697,653
Special Assessment , 2018 C , 5% , 9/02/38 ............................... 5,520,000 5,773,577
Special Assessment , 2018 C , 5% , 9/02/48 ............................... 6,605,000 6,786,564
Special Assessment , 2019 A , 5% , 9/02/39 ............................... 1,600,000 1,684,755
Special Assessment , 2019 A , 5% , 9/02/44 ............................... 940,000 979,331
Special Assessment , 2019 B , 5% , 9/02/44 ............................... 1,150,000 1,200,761
Special Assessment , 2019 C , 5% , 9/02/39 ............................... 850,000 887,947
Special Assessment , 2020 A , 5% , 9/02/40 ............................... 1,250,000 1,315,765
Special Assessment , 2020 A , 4% , 9/02/50 ............................... 900,000 801,024
Special Assessment , 2020 A , 5% , 9/02/50 ............................... 1,000,000 1,032,210
Special Assessment , 2020 B , 4% , 9/02/40 ............................... 565,000 552,290
Special Assessment , 2020 B , 4% , 9/02/50 ............................... 695,000 623,142
Special Assessment , 2021 A , 4% , 9/02/41 ............................... 995,000 963,751
Special Assessment , 2021 A , 4% , 9/02/51 ............................... 3,175,000 2,858,045
Special Assessment , 2021 B , 4% , 9/02/41 ............................... 3,280,000 3,176,990
Special Assessment , 2021 B , 4% , 9/02/51 ............................... 3,145,000 2,858,027

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Special Assessment , 2021 C-1 , 4% , 9/02/41 .............................. $ 2,435,000 $ 2,255,431
Special Assessment , 2021 C-1 , 4% , 9/02/51 .............................. 3,610,000 3,139,459
Special Assessment , 2021 C-2 , 5% , 9/02/41 .............................. 3,265,000 2,775,631
Special Assessment , 2021 C-2 , 5.5% , 9/02/51 ............................ 3,575,000 2,790,993
Special Assessment , 2022 B , 5% , 9/02/42 ............................... 3,000,000 3,159,124
Special Assessment , 2022 B , 5% , 9/02/52 ............................... 3,000,000 3,088,861
Special Assessment , 2022 C , 5.375% , 9/02/52 ............................ 1,990,000 2,098,498
Special Assessment , 2023 D , 5.5% , 9/02/53 .............................. 1,000,000 1,045,186
Special Tax , 2023 C-1 , 5.25% , 9/02/53 .................................. 3,000,000 3,048,673
Aldersly Obligated Group , Revenue , 2015 A , Pre-Refunded , 5% , 5/15/32 ........ 750,000 761,657
Assessment District No. 14-01 , Special Assessment , 2015 , 5% , 9/02/35 ......... 2,000,000 2,027,441
Assessment District No. 14-01 , Special Assessment , 2015 , 5% , 9/02/45 ......... 3,810,000 3,837,959
c
California Baptist University , Revenue , 144A, 2014 A , 6.125% , 11/01/33 ......... 1,565,000 1,568,051
c
California Baptist University , Revenue , 144A, 2014 A , 6.375% , 11/01/43 ......... 4,035,000 4,040,659
c
California Baptist University , Revenue , 144A, 2017 A , Refunding , 5% , 11/01/32 ... 1,135,000 1,170,354
c
California Baptist University , Revenue , 144A, 2017 A , Refunding , 5% , 11/01/41 ... 1,875,000 1,890,679
Cedars-Sinai Medical Center Obligated Group , Revenue , 2018 , 4% , 7/01/48 ..... 6,000,000 5,880,182
CHF-Irvine LLC , Revenue , 2016 , Refunding , 5% , 5/15/40 .................... 1,500,000 1,523,478
CHF-Irvine LLC , Revenue , 2017 , 5% , 5/15/42 ............................ 710,000 725,006
Community Facilities District 2022-7 Improvement Area No. 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,500,000 1,549,696
Community Facilities District No. 2016-02 , Special Tax , 2016 A , 5% , 9/01/46 ...... 10,750,000 10,896,375
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/39 ....... 1,230,000 1,287,149
Community Facilities District No. 2016-02 , Special Tax , 2019 , 5% , 9/01/49 ....... 3,000,000 3,087,678
Community Facilities District No. 2016-02 , Special Tax , 2020 , 4% , 9/01/40 ....... 3,345,000 3,277,401
Community Facilities District No. 2016-02 , Special Tax , 2020 , 4% , 9/01/50 ....... 2,845,000 2,643,392
Community Facilities District No. 2016-02 , Special Tax , 2022 , 5.5% , 9/01/52 ...... 7,500,000 7,812,856
Community Facilities District No. 2018-01 , Special Tax , 2019 , 5% , 9/01/39 ....... 1,685,000 1,755,138
Community Facilities District No. 2018-01 , Special Tax , 2019 , 5% , 9/01/48 ....... 2,000,000 2,055,680
Community Facilities District No. 2022-12 Improvement Area No. 1 , Special Tax ,
2024 , 5% , 9/01/44 ................................................ 2,275,000 2,403,829
Community Facilities District No. 2022-12 Improvement Area No. 1 , Special Tax ,
2024 , 5% , 9/01/54 ................................................ 1,350,000 1,403,216
i
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/44 ........ 400,000 414,096
i
Community Facilities District No. 2024-9 , Special Tax , 2024 , 5% , 9/01/54 ........ 700,000 714,154
Community Infrastructure Program Assessment District No. 20-02 , Special
Assessment , 2023 , 5.75% , 9/02/53 ................................... 1,900,000 2,017,278
Eskaton Properties, Inc. Obligated Group , Revenue , 2012 , 5.25% , 11/15/34 ...... 4,150,000 4,151,458
John Muir Health Obligated Group , Revenue , 2024 A , Refunding , 5% , 12/01/49 ... 8,250,000 9,049,805
c
Lancer Educational Housing LLC , Revenue , 144A, 2016 A , Refunding , 5% , 6/01/46 12,735,000 12,797,353
c
Lancer Educational Housing LLC , Revenue , 144A, 2019 A , 5% , 6/01/34 ......... 375,000 391,861
c
Lancer Educational Housing LLC , Revenue , 144A, 2019 A , 5% , 6/01/39 ......... 950,000 972,878
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5% , 12/01/41 ................................................... 1,245,000 1,262,101
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2016 A ,
5.25% , 12/01/56 ................................................. 45,755,000 46,280,620
c
Loma Linda University Medical Center Obligated Group , Revenue , 144A, 2018 A ,
5.5% , 12/01/58 .................................................. 6,250,000 6,457,688
Marin General Hospital Obligated Group , Revenue , 2018 A , 4% , 8/01/45 ........ 1,500,000 1,362,871
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/39 ............. 4,325,000 4,448,954
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/49 ............. 8,000,000 8,132,266
c
NCCD-Hooper Street LLC , Revenue , 144A, 2019 , 5.25% , 7/01/52 ............. 2,635,000 2,675,168
USC Obligated Group , Revenue , 2018 , Refunding , 5% , 1/01/43 ............... 5,000,000 5,238,734

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Chino Community Facilities District , City of Chino Community Facilities District No.
2003-3 Improvement Area No. 6 , Special Tax , 2015 , 5% , 9/01/45 .............. $ 1,665,000 $ 1,678,797
c
City & County of San Francisco ,
Community Facilities District No. 2016-1 Improvement Area 2 , Special Tax , 144A,
2023 A , 5.5% , 9/01/53 ............................................. 2,045,000 2,195,893
Community Facilities District No. 2016-1 Improvement Area No. 2 , Special Tax , 144A,
2022 A , 4% , 9/01/52 .............................................. 5,270,000 4,711,026
Infrastructure & Revitalization Financing District No. 1 Facilities Increment , Tax
Allocation , 144A, 2022 A , 5% , 9/01/37 ................................. 385,000 415,329
Infrastructure & Revitalization Financing District No. 1 Facilities Increment , Tax
Allocation , 144A, 2022 A , 5% , 9/01/52 ................................. 2,000,000 2,013,893
Infrastructure & Revitalization Financing District No. 1 Housing Increment , Tax
Allocation , 144A, 2022 B , 5% , 9/01/52 ................................. 1,000,000 996,424
City of Dixon , Community Facilities District No. 2013-1 Parklane , Special Tax , 2019 ,
5% , 9/01/49 ...................................................... 2,400,000 2,469,057
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/39 .................................................... 2,765,000 2,903,707
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/44 .................................................... 2,925,000 3,050,008
Community Facilities District No. 2015-1 Improvement Area No. 2 , Special Tax , 2019 ,
5% , 9/01/49 .................................................... 4,100,000 4,240,283
City of Fillmore ,
Community Facilities District No. 5 , Special Tax , 2015 , 5% , 9/01/40 ............ 1,500,000 1,513,685
Community Facilities District No. 5 , Special Tax , 2015 , 5% , 9/01/45 ............ 2,630,000 2,646,950
City of Fremont ,
Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/40 .... 4,655,000 4,697,468
Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/45 .... 3,255,000 3,278,500
City of Fullerton ,
Community Facilities District No. 2 , Special Tax , 2014 , Refunding , 5% , 9/01/34 .... 1,075,000 1,078,498
Community Facilities District No. 2 , Special Tax , 2014 , Refunding , 5% , 9/01/44 .... 2,450,000 2,457,972
City of Irvine ,
Community Facilities District No. 2013-3 Area No. 1 , Special Tax , 2014 , Refunding ,
5% , 9/01/39 .................................................... 1,000,000 1,000,000
Community Facilities District No. 2013-3 Area No. 1 , Special Tax , 2014 , Refunding ,
5% , 9/01/44 .................................................... 1,500,000 1,500,000
Community Facilities District No. 2013-3 Area No. 1 , Special Tax , 2014 , Refunding ,
5% , 9/01/49 .................................................... 2,750,000 2,750,000
Community Facilities District No. 2013-3 Improvement Area No. 8 , Special Tax , 2018 ,
5% , 9/01/43 .................................................... 5,000,000 5,179,731
City of La Verne , Copacabana Mobilehome Park , Revenue , 2014 , Refunding , 5% ,
6/15/49 ......................................................... 1,765,000 1,765,984
City of Long Beach ,
Marina System , Revenue , 2015 , 5% , 5/15/34 ............................. 1,300,000 1,308,143
Marina System , Revenue , 2015 , 5% , 5/15/40 ............................. 3,500,000 3,511,827
Marina System , Revenue , 2015 , 5% , 5/15/45 ............................. 2,500,000 2,504,410
City of Los Angeles , Department of Airports , Revenue , 2019 D , 4% , 5/15/44 .......
5,525,000 5,330,017
City of Manteca ,
Community Facilities District 2023-1 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/44 ........................................................ 1,000,000 1,058,361
Community Facilities District 2023-1 Improvement Area No. 1 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 1,580,000 1,641,340
City of Ontario ,
Community Facilities District No. 28 , Special Tax , 2017 , 5% , 9/01/42 ........... 1,000,000 1,026,198
Community Facilities District No. 28 , Special Tax , 2017 , 5% , 9/01/47 ........... 500,000 510,326

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Oroville ,
Oroville Hospital , Revenue , 2019 , 5.25% , 4/01/49 ......................... $ 4,500,000 $ 3,380,473
Oroville Hospital , Revenue , 2019 , 5.25% , 4/01/54 ......................... 3,000,000 2,228,578
City of Palm Desert ,
Community Facilities District No. 2021-1 , Special Tax , 2021 , Refunding , 4% , 9/01/41 450,000 422,879
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/49 ........ 600,000 625,474
Community Facilities District No. 2021-1 , Special Tax , 2024 , 5% , 9/01/53 ........ 525,000 544,491
City of Rancho Cordova ,
Community Facilities District No. 2014-1 , Special Tax , 2022 , 5% , 9/01/51 ........ 1,200,000 1,239,063
Ranch Community Facilities District No. 2021-1 Improvement Area No. 1 , Special
Tax , 2022 , 5.25% , 9/01/52 .......................................... 2,000,000 2,078,826
Sunridge North Douglas Community Facilities District No. 2005-1 , Special Tax , 2015 ,
5% , 9/01/40 .................................................... 1,200,000 1,211,764
Sunridge North Douglas Community Facilities District No. 2005-1 , Special Tax , 2015 ,
5% , 9/01/45 .................................................... 1,250,000 1,260,237
City of Roseville ,
i
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1 , Special
Tax , 2024 , 5% , 9/01/49 ............................................ 1,125,000 1,170,522
i
Amoruso Ranch Community Facilities District 1 Improvement Area No. 1 , Special
Tax , 2024 , 5% , 9/01/54 ............................................ 1,500,000 1,558,204
Creekview Community Facilities District No. 1 Improvement Area No. 1 , Special Tax ,
2020 , 5% , 9/01/45 ................................................ 1,280,000 1,329,606
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2023 , 5% , 9/01/43 ................................................ 500,000 525,991
Creekview Community Facilities District No. 1 Improvement Area No. 2 , Special Tax ,
2023 , 5.25% , 9/01/53 ............................................. 1,850,000 1,943,106
c
Fiddyment Ranch Community Facilities District No. 5 , Special Tax , 144A, 2017 ,
Refunding , 5% , 9/01/32 ............................................ 1,265,000 1,310,645
c
Fiddyment Ranch Community Facilities District No. 5 , Special Tax , 144A, 2017 ,
Refunding , 5% , 9/01/47 ............................................ 6,500,000 6,605,008
HP Campus Oaks Community Facilities District No. 1 , Special Tax , 2016 , 5% ,
9/01/36 ........................................................ 1,950,000 1,990,120
HP Campus Oaks Community Facilities District No. 1 , Special Tax , 2016 , 5.5% ,
9/01/46 ........................................................ 6,415,000 6,542,145
SVSP Westpark-Federico Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/39 ........................................................ 440,000 456,205
SVSP Westpark-Federico Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/44 ........................................................ 1,000,000 1,027,258
SVSP Westpark-Federico Community Facilities District No. 1 , Special Tax , 2021 , 4% ,
9/01/41 ........................................................ 400,000 390,751
Torrente at Sierra Vista Community Facilities District No. 1 , Special Tax , 2023 , 6% ,
9/01/53 ........................................................ 1,500,000 1,608,307
Villages at Sierra Vista Community Facilities District No. 1 , Special Tax , 2019 , 5% ,
9/01/49 ........................................................ 3,870,000 3,965,646
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/29 .... 500,000 500,598
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/34 .... 1,100,000 1,101,017
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/39 .... 1,885,000 1,886,066
Westbrook Community Facilities District No. 1 , Special Tax , 2014 , 5% , 9/01/44 .... 1,650,000 1,650,705
Westbrook Community Facilities District No. 1 , Special Tax , 2019 , 5% , 9/01/40 .... 1,670,000 1,751,819
Westbrook Community Facilities District No. 1 , Special Tax , 2019 , 5% , 9/01/49 .... 2,130,000 2,203,848
Westpark Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% ,
9/01/32 ........................................................ 1,120,000 1,135,778
Westpark Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% ,
9/01/33 ........................................................ 1,000,000 1,013,572
Westpark Community Facilities District No. 1 , Special Tax , 2015 , Refunding , 5% ,
9/01/37 ........................................................ 1,250,000 1,264,793

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
c
City of Sacramento ,
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/32 ........................................... $ 300,000 $ 309,309
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/37 ........................................... 710,000 731,903
Natomas Meadows Community Facilities District No. 2007-1 Area No. 1 , Special Tax ,
144A, 2017 , 5% , 9/01/47 ........................................... 1,900,000 1,938,170
City of San Clemente ,
Community Facilities District No. 2006-1 , Special Tax , 2015 , 5% , 9/01/40 ........ 1,745,000 1,764,657
Community Facilities District No. 2006-1 , Special Tax , 2015 , 5% , 9/01/46 ........ 2,445,000 2,467,166
City of San Diego , Tobacco Settlement Revenue Funding Corp. , Revenue , 2018 C ,
Refunding , 4% , 6/01/32 ............................................. 365,000 366,495
City of San Francisco , 5.25% , 9/01/49 ....................................
11,500,000 10,195,232
City of Simi Valley , Assessment District No. 98-1 , 1915 Act, Special Assessment , 1999 ,
7.3% , 9/02/24 .................................................... 230,000 230,000
City of Stockton , Community Facilities District No. 2018-2 Improvement Area No. 2 ,
Special Tax , 2022 , 5.125% , 9/01/52 .................................... 3,660,000 3,818,679
City of Vernon , Electric System , Revenue , 2020 A , Refunding , 5% , 8/01/36 ........
1,525,000 1,637,549
Clovis Unified School District ,
GO , 2004 A , NATL Insured , ETM, Zero Cpn., 8/01/27 ....................... 1,205,000 1,114,454
GO , 2004 A , NATL Insured , Zero Cpn., 8/01/27 ........................... 6,295,000 5,821,978
GO , 2004 A , NATL Insured , Zero Cpn., 8/01/28 ........................... 3,000,000 2,699,466
c
CMFA Special Finance Agency , Solana at Grand , Revenue, Junior Lien , 144A, 2021
A-2 , 4% , 8/01/45 .................................................. 13,870,000 11,778,536
c
CMFA Special Finance Agency Enclave , Revenue, Junior Lien , 144A, 2022 A-2 , 4.5% ,
8/01/51 ......................................................... 39,885,000 31,943,338
c
CMFA Special Finance Agency I , Mix at CTR City (The) , Revenue , 144A, 2021 A-T , 5% ,
4/01/41 ......................................................... 7,545,000 7,012,263
c
CMFA Special Finance Agency XII , Allure Apartments , Revenue , 144A, 2022 A-2 ,
4.375% , 8/01/49 ................................................... 22,280,000 18,847,909
Coachella Valley Unified School District ,
GO , 2012 D , AGMC Insured , Zero Cpn., 8/01/42 .......................... 8,500,000 4,093,551
GO , 2012 D , AGMC Insured , Zero Cpn., 8/01/43 .......................... 3,000,000 1,371,771
County of Imperial , Community Facilities District No. 1998-1 , Special Tax , 1999 , LOC
BNP Paribas SA , 6.5% , 9/01/31 ....................................... 3,910,000 3,958,204
County of Madera ,
Community Facilities District No. 2021-1 Improvement Area No. 1 , Special Tax , 2022 ,
5.875% , 9/01/53 ................................................. 1,100,000 1,120,438
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.75% , 9/01/53 .................................................. 3,080,000 3,138,502
Community Facilities District No. 2021-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.875% , 9/01/53 ................................................. 1,100,000 1,120,439
County of San Bernardino ,
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2015 , Refunding ,
5% , 9/01/40 .................................................... 1,000,000 1,009,123
Community Facilities District No. 2006-1 Area No. 1 , Special Tax , 2015 , Refunding ,
5% , 9/01/45 .................................................... 1,000,000 1,007,317
c
CSCDA Community Improvement Authority ,
Crescent (The) , Revenue , 144A, 2022 B , 5.5% , 7/01/59 ..................... 16,000,000 14,386,586
Park Crossing Apartments , Revenue , 144A, 2021 B , 4% , 12/01/48 ............. 10,000,000 7,682,550
Theo Apartments , Revenue , 144A, 2021 B , 4% , 5/01/57 ..................... 10,000,000 7,352,391
Wood Creek Apartments , Revenue, Sub. Lien , 144A, 2021 B , 4% , 12/01/59 ...... 31,800,000 21,328,797

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
B , Refunding , 5.85% , 12/15/47 ........................................ $ 4,295,000 $ 4,299,805
Del Mar Race Track Authority , Revenue , 2015 , Refunding , 5% , 10/01/35 ..........
2,000,000 2,002,288
Duarte Redevelopment Agency , Tax Allocation , 1999 , ETM, Zero Cpn., 12/01/28 ....
8,070,000 6,483,567
El Rancho Unified School District , GO , 2004 , NATL Insured , Zero Cpn., 8/01/29 ....
2,400,000 2,076,909
c
Elsinore Valley Municipal Water District ,
Community Facilities District No. 2020-1 Area No. 2A , Special Tax , 144A, 2021 A ,
4% , 9/01/51 .................................................... 1,245,000 1,087,802
Community Facilities District No. 2020-1 Area No. 3A , Special Tax , 144A, 2021 A ,
4.5% , 9/01/51 ................................................... 2,500,000 2,270,115
c
Fairfield Community Facilities District ,
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1 ,
Special Tax , 144A, 2020 A , 5% , 9/01/35 ............................... 1,000,000 1,067,849
City of Fairfield Community Facilities District No. 2019-1 Improvement Area No. 1 ,
Special Tax , 144A, 2020 A , 5% , 9/01/50 ............................... 5,255,000 5,410,230
j ,k
FHLMC, Multi-family ML Pass-Through Certificates ,
FRN , 2019-ML06 , XCA , 1.105% , 7/25/35 ................................ 131,546,415 8,140,092
c
144A, FRN , 2020-ML07 , XCA , 2.132% , 1/25/37 ........................... 118,737,795 15,916,802
Folsom Ranch Financing Authority ,
City of Folsom Community Facilities District No. 19 , Special Tax , 2017 , 5% , 9/01/47 1,000,000 1,021,217
City of Folsom Community Facilities District No. 20 , Special Tax , 2018 , 5% , 9/01/33 530,000 553,661
City of Folsom Community Facilities District No. 20 , Special Tax , 2018 , 5% , 9/01/48 1,675,000 1,724,733
Foothill-Eastern Transportation Corridor Agency ,
Revenue , 2013 A , Refunding , Zero Cpn., 1/15/42 .......................... 75,000,000 35,813,205
Revenue , 2013 B-1 , Refunding , 3.95% , 1/15/53 ........................... 23,000,000 21,424,229
Revenue , 2013 B-2 , Refunding , 3.5% , 1/15/53 ............................ 17,500,000 15,002,834
Revenue , 2015 A , Refunding , Zero Cpn., 1/15/33 .......................... 19,000,000 14,018,160
Galt Community Facilities District ,
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 5.5% , 9/01/43 ................................... 1,860,000 1,971,356
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 5.75% , 9/01/48 .................................. 2,945,000 3,128,626
City of Galt Community Facilities District No. 2020-2 Improvement Area No. 1 ,
Special Tax , 2023 A , 6% , 9/01/53 .................................... 2,895,000 3,123,087
Hanford Joint Union High School District ,
GO , B , AGMC Insured , Zero Cpn., 8/01/32 ............................... 3,635,000 2,834,261
GO , B , AGMC Insured , Zero Cpn., 8/01/33 ............................... 3,705,000 2,753,891
GO , B , AGMC Insured , Zero Cpn., 8/01/35 ............................... 4,120,000 2,835,416
Hartnell Community College District , GO , 2009 D , Zero Cpn., 8/01/49 ............
10,000,000 3,488,879
Imperial Community College District , GO , 2011 A , Pre-Refunded , AGMC Insured ,
6.75% , 8/01/40 ................................................... 3,500,000 3,633,587
Independent Cities Finance Authority ,
Augusta Communities III LLC , Revenue , 2021 , Refunding , 4% , 11/15/56 ........ 8,160,000 6,414,002
COACH of San Diego LLC , Revenue , 2014 A , Refunding , 5.25% , 5/15/44 ....... 2,015,000 2,016,816
COACH of San Diego LLC , Revenue , 2014 A , Refunding , 5.25% , 5/15/49 ....... 4,800,000 4,803,716
Millennium Housing LLC , Revenue , 2021 , Refunding , 3% , 5/15/56 ............. 4,000,000 3,011,493
Millennium Housing of California , Revenue , 2019 , Refunding , 5% , 5/15/48 ....... 2,000,000 2,070,185
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/45 ............. 5,000,000 5,043,486
San Juan Mobile Estates , Revenue , 2015 , Refunding , 5% , 8/15/50 ............. 4,900,000 4,934,343
Indio Community Facilities District , City of Indio Community Facilities District No. 2004-
3 Improvement Area No. 1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 .......... 1,135,000 1,149,646
Inland Valley Development Agency ,
Tax Allocation , 2014 A , Refunding , 5.25% , 9/01/37 ......................... 7,500,000 7,528,403
Tax Allocation , 2014 A , Refunding , 5% , 9/01/44 ........................... 9,000,000 9,032,396

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Irvine Facilities Financing Authority , City of Irvine Community Facilities District No.
2013-3 , Special Tax , 2023 A , BAM Insured , 4% , 9/01/58 ..................... $ 6,500,000 $ 6,366,090
Irvine Unified School District ,
Community Facilities District No. 09-1 , Special Tax , 2017 B , 5% , 9/01/42 ........ 995,000 1,024,745
Community Facilities District No. 09-1 , Special Tax , 2017 C , 5% , 9/01/47 ........ 995,000 1,018,359
Community Facilities District No. 09-1 , Special Tax , 2018 A , Refunding , 5% , 9/01/49 3,975,000 4,058,806
Jurupa Public Financing Authority ,
Special Tax , 2014 A , Refunding , 5% , 9/01/42 ............................. 2,220,000 2,220,000
Special Tax , 2015 A , Refunding , 5% , 9/01/43 ............................. 4,000,000 4,059,818
Special Tax, Sub. Lien , 2015 B , Refunding , 5% , 9/01/40 ..................... 4,000,000 4,036,492
Kaweah Delta Health Care District Guild , Revenue , 2015 B , 5% , 6/01/40 ..........
3,250,000 3,199,505
Lake Tahoe Unified School District , GO , 2012 , Zero Cpn., 8/01/40 ...............
1,140,000 1,175,889
Lammersville Joint Unified School District , Community Facilities District No. 2014-1
Improvement Area No. 1 , Special Tax , 2017 , 5% , 9/01/42 .................... 2,750,000 2,819,706
Las Virgenes Unified School District , GO , 2011 C , Zero Cpn., 8/01/33 ............
8,050,000 9,192,716
Lee Lake Public Financing Authority ,
Special Tax, Junior Lien , 2013 B , Refunding , 5.25% , 9/01/32 ................. 1,140,000 1,141,438
Special Tax, Junior Lien , 2013 B , Refunding , 5.375% , 9/01/35 ................ 790,000 791,045
Lemon Grove Community Development Agency Successor Agency , Tax Allocation ,
2014 , Refunding , AGMC Insured , 4% , 8/01/34 ............................ 1,000,000 1,032,441
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/45 .....
6,500,000 6,545,267
Long Beach Bond Finance Authority , Revenue , 2007 A , 5% , 11/15/29 ............
4,630,000 4,951,409
Los Alamitos Unified School District ,
COP , 2012 , 5.95% , 8/01/34 .......................................... 1,500,000 1,712,976
COP , 2012 , 6.05% , 8/01/42 .......................................... 4,500,000 5,043,269
Mendocino-Lake Community College District ,
GO , 2011 B , AGMC Insured , 6.55% , 8/01/36 ............................. 5,150,000 6,388,326
GO , 2011 B , AGMC Insured , Zero Cpn., 8/01/40 ........................... 7,500,000 8,942,069
Menifee Union School District ,
Community Facilities District No. 2011-1 Improvement Area No. 3 , Special Tax , 2018 ,
5% , 9/01/43 .................................................... 1,000,000 1,034,081
Community Facilities District No. 2011-1 Improvement Area No. 3 , Special Tax , 2018 ,
5% , 9/01/48 .................................................... 1,500,000 1,543,426
Middle Fork Project Finance Authority ,
Revenue , 2020 , Refunding , 5% , 4/01/34 ................................. 1,100,000 1,168,037
Revenue , 2020 , Refunding , 5% , 4/01/35 ................................. 1,150,000 1,218,440
Moreno Valley Unified School District , Community Facilities District No. 2015-3 , Special
Tax , 2019 , 4.125% , 9/01/48 .......................................... 360,000 337,048
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
32,300,000 41,905,548
Norman Y Mineta San Jose International Airport SJC ,
Revenue , 2017 A , Refunding , 5% , 3/01/37 ............................... 2,500,000 2,561,973
Revenue , 2017 A , Refunding , BAM Insured , 4% , 3/01/42 .................... 5,000,000 4,845,671
Oak Park Unified School District , GO , 2011 A , 7.1% , 8/01/38 ...................
6,600,000 8,331,562
Orange County Community Facilities District ,
County of Orange Community Facilities District No. 2015-1 , Special Tax , 2015 A , 5% ,
8/15/34 ........................................................ 1,495,000 1,514,295
County of Orange Community Facilities District No. 2015-1 , Special Tax , 2015 A ,
5.25% , 8/15/45 .................................................. 4,880,000 4,925,278
County of Orange Community Facilities District No. 2017-1 Area No. 1 , Special Tax ,
2018 A , 5% , 8/15/47 .............................................. 9,550,000 9,780,505
Palomar Health ,
Obligated Group , Revenue , 2016 , Refunding , 5% , 11/01/39 .................. 12,190,000 11,841,823
Palomar Health Obligated Group , COP , 4% , 11/01/38 ....................... 5,000,000 4,523,292

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Palomar Health, (continued)
Palomar Health Obligated Group , COP , 4% , 11/01/47 ....................... $ 6,000,000 $ 4,870,954
Paso Robles Joint Unified School District , GO , 2010 A , Zero Cpn., 9/01/45 ........
15,000,000 5,887,149
Perris Community Facilities District , City of Perris Community Facilities District No.
2001-2 , Special Tax , 2014 A , Refunding , 5.25% , 9/01/32 .................... 4,500,000 4,505,919
Perris Joint Powers Authority ,
Community Facilities District No. 2001-1 , Special Tax , 2014 E , Refunding , 4.25% ,
9/01/38 ........................................................ 4,120,000 4,120,512
Community Facilities District No. 2014-1 Improvement Area No. 2 , Special Tax , 2018
A , 4% , 9/01/48 .................................................. 1,530,000 1,425,883
Rancho Mirage Community Facilities District ,
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/44 .................................................... 2,200,000 2,306,490
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/49 .................................................... 1,500,000 1,563,182
Community Facilities District No. 5 Improvement Area No. 1 , Special Tax , 2024 A ,
5% , 9/01/54 .................................................... 1,400,000 1,454,352
Redondo Beach Unified School District , GO , 2011 E , 6.2% , 8/01/31 ..............
2,750,000 3,280,389
Richland School District , GO , 2009 C , AGMC Insured , Zero Cpn., 8/01/49 .........
22,000,000 6,609,145
Rio Hondo Community College District , GO , 2010 C , 6.85% , 8/01/42 .............
13,000,000 17,051,698
Rio Vista Community Facilities District ,
City of Rio Vista Community Facilities District No. 2018-1 , Special Tax , 2018 ,
Refunding , 5% , 9/01/33 ............................................ 1,625,000 1,694,105
City of Rio Vista Community Facilities District No. 2018-1 , Special Tax , 2018 ,
Refunding , 5% , 9/01/48 ............................................ 1,190,000 1,218,298
River Islands Public Financing Authority ,
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5% , 9/01/38 ... 500,000 530,427
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.5% , 9/01/43 . 2,000,000 2,157,814
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.5% , 9/01/48 . 3,090,000 3,291,783
Community Facilities District 2023-1 Area No. 1 , Special Tax , 2023 , 5.625% , 9/01/53 4,840,000 5,156,684
Community Facilities District No 2003-1 Improvement Area No. 2 , Special Tax , 2022 ,
5.75% , 9/01/52 .................................................. 4,250,000 4,419,916
Community Facilities District No. 2021-1 , Special Tax , 2021 , 2.625% , 9/01/34 ..... 860,000 748,104
Community Facilities District No. 2021-1 , Special Tax , 2021 , 2.625% , 9/01/35 ..... 925,000 789,177
Community Facilities District No. 2021-1 , Special Tax , 2021 , 4% , 9/01/46 ........ 1,500,000 1,378,190
Community Facilities District No. 2023-1 Improvement Area 2 , Special Tax , 2024 , 5% ,
9/01/48 ........................................................ 1,650,000 1,689,773
Community Facilities District No. 2023-1 Improvement Area 2 , Special Tax , 2024 , 5% ,
9/01/54 ........................................................ 2,625,000 2,673,998
Riverbank Unified School District ,
GO , 2008 B , AGMC Insured , Zero Cpn., 8/01/38 ........................... 6,690,000 3,871,368
GO , 2008 B , AGMC Insured , Zero Cpn., 8/01/43 ........................... 8,750,000 3,870,825
Riverside County Community Facilities Districts , County of Riverside Community
Facilities District No. 03-1 , Special Tax , 2014 , Refunding , 5% , 9/01/30 .......... 1,500,000 1,512,300
Riverside County Transportation Commission , Revenue, Senior Lien , 2013 B , Zero
Cpn., 6/01/43 ..................................................... 7,500,000 3,374,231
Romoland School District ,
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/35 4,690,000 4,751,894
Community Facilities District No. 2004-1 , Special Tax , 2015 , Refunding , 5% , 9/01/38 3,000,000 3,035,935
Community Facilities District No. 2004-1 Improvement Area No. 3 , Special Tax , 2013 ,
5% , 9/01/36 .................................................... 1,500,000 1,501,488
Rowland Unified School District ,
GO , 2009 B , Zero Cpn., 8/01/34 ....................................... 5,000,000 3,470,541
GO , 2009 B , Zero Cpn., 8/01/39 ....................................... 15,000,000 8,242,516
GO , 2009 B , Zero Cpn., 8/01/42 ....................................... 10,750,000 5,390,505

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Bernardino Community College District ,
GO , 2008 D , Pre-Refunded , 5% , 8/01/48 ................................ $ 3,760,000 $ 3,846,681
GO , 2009 B , Zero Cpn., 8/01/44 ....................................... 12,495,000 5,417,561
San Diego Public Facilities Financing Authority , City of San Diego Sewer Utility ,
Revenue , 2024 A , 5% , 5/15/54 ........................................ 10,000,000 11,177,952
San Diego Unified School District ,
GO , 2010 C , Zero Cpn., 7/01/47 ....................................... 26,025,000 25,505,861
GO , 2012 E , Zero Cpn., 7/01/42 ....................................... 6,940,000 5,869,209
GO , 2012 E , Zero Cpn., 7/01/47 ....................................... 13,500,000 11,365,377
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue , 2019 A , Refunding , 5% , 5/01/37 ............................... 5,535,000 5,854,041
Revenue , 2019 A , Refunding , 5% , 5/01/44 ............................... 10,000,000 10,327,961
Revenue , 2019 A , Refunding , 5% , 5/01/49 ............................... 10,000,000 10,261,352
Revenue, Second Series , 2019 E , 5% , 5/01/50 ............................ 34,520,000 35,391,948
Revenue, Second Series , 2024 A , Refunding , 5.25% , 5/01/49 ................. 12,500,000 13,529,982
Revenue, Second Series , 2024 B , Refunding , 5% , 5/01/49 ................... 5,250,000 5,834,752
San Francisco City & County Public Utilities Commission , Wastewater , Revenue , 2024
C , 5% , 10/01/54 ................................................... 50,000,000 55,367,190
San Francisco City & County Redevelopment Agency Successor Agency ,
c
Tax Allocation , 144A, 2016 D , Zero Cpn., 8/01/26 .......................... 2,000,000 1,829,949
c
Tax Allocation , 144A, 2016 D , Zero Cpn., 8/01/31 .......................... 6,000,000 4,304,416
c
Tax Allocation , 144A, 2016 D , Zero Cpn., 8/01/43 .......................... 16,500,000 6,489,749
Mission Bay South Redevelopment Area Tax Increment Financing District , Tax
Allocation , 2014 A , 5% , 8/01/43 ...................................... 2,500,000 2,501,416
San Joaquin Hills Transportation Corridor Agency ,
Revenue , 1997 A , Refunding , NATL Insured , Zero Cpn., 1/15/26 ............... 19,475,000 18,681,127
Revenue , 1997 A , Refunding , NATL Insured , Zero Cpn., 1/15/32 ............... 50,225,000 38,770,913
Revenue, Junior Lien , ETM, Zero Cpn., 1/01/28 ........................... 19,150,000 17,602,408
Revenue, Junior Lien , 2014 B , Refunding , 5.25% , 1/15/44 ................... 6,925,000 6,958,966
Revenue, Junior Lien , 2014 B , Refunding , 5.25% , 1/15/49 ................... 88,070,000 88,506,343
Santa Barbara Unified School District , GO , 2011 A , 7% , 8/01/36 ................
8,000,000 10,715,070
Siskiyou Union High School District , GO , 2009 B , AGMC Insured , Zero Cpn., 8/01/49
15,015,000 4,570,366
St. Helena Unified School District , GO , 2011 B , Zero Cpn., 6/01/36 ..............
10,000,000 12,564,225
State of California , GO , 5% , 9/01/53 .....................................
8,000,000 8,844,046
Sulphur Springs Union School District , Community Facilities District No. 2006-1 ,
Special Tax , 2018 , 5% , 9/01/43 ....................................... 2,820,000 2,887,884
Susanville School District , GO , 2010 , AGMC Insured , Zero Cpn., 8/01/49 .........
17,505,000 5,349,558
Tejon Ranch Public Facilities Finance Authority , Tejon Industrial Complex Public
Improvements – East Community Facilities District No. 2008-1 , Special Tax , 2024 A ,
Refunding , 5% , 9/01/54 ............................................. 2,250,000 2,350,244
Tobacco Securitization Authority of Southern California ,
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2006 C , Zero Cpn.,
6/01/46 ........................................................ 25,000,000 5,137,085
San Diego County Tobacco Asset Securitization Corp. , Revenue , 2019 B-1 , 2 ,
Refunding , 5% , 6/01/48 ............................................ 6,480,000 6,571,973
Torrance Unified School District , GO , 2009 B-1 , Zero Cpn., 8/01/34 ..............
5,320,000 3,292,650
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/43 ...................................... 5,500,000 5,638,513
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2018 , 5% , 9/01/48 ...................................... 6,490,000 6,608,601
City of Tracy Community Facilities District No. 2016-01 Improvement Area No. 1 ,
Special Tax , 2019 , 5% , 9/01/49 ...................................... 1,960,000 1,993,833

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Transbay Joint Powers Authority , Transbay Redevelopment Project Tax Increment Re-
Development Project , Tax Allocation , 2020 B , 5% , 10/01/38 .................. $ 550,000 $ 570,346
Truckee-Donner Public Utility District ,
Community Facilities District No. 04-1 , Special Tax , 2004 , 5.75% , 9/01/29 ........ 2,635,000 2,637,895
Community Facilities District No. 04-1 , Special Tax , 2004 , 5.8% , 9/01/35 ........ 4,470,000 4,471,680
Community Facilities District No. 04-1 , Special Tax , 2005 , 5.2% , 9/01/25 ........ 1,360,000 1,355,191
Community Facilities District No. 04-1 , Special Tax , 2005 , 5.25% , 9/01/30 ........ 4,990,000 4,922,008
Tustin Community Facilities District ,
City of Tustin Community Facilities District No. 2014-1 , Special Tax , 2015 A , 5% ,
9/01/40 ........................................................ 750,000 757,426
City of Tustin Community Facilities District No. 2014-1 , Special Tax , 2015 A , 5% ,
9/01/45 ........................................................ 1,000,000 1,007,898
University of California , Revenue , 2024 BW , Refunding , 5% , 5/15/54 .............
13,795,000 15,229,276
Val Verde Unified School District ,
Special Tax , 2015 , Refunding , 5% , 9/01/29 ............................... 3,200,000 3,229,895
Special Tax , 2015 , Refunding , 5% , 9/01/37 ............................... 2,000,000 2,012,458
Vallejo Redevelopment Agency , Tax Allocation , 2001 A , 7% , 10/01/31 ............
1,955,000 1,960,237
Victor Valley Community College District , GO , 2008 C , Zero Cpn., 6/01/49 .........
11,940,000 3,870,091
Washington Township Health Care District ,
Revenue , 2017 B , Refunding , 4% , 7/01/35 ............................... 2,000,000 1,885,738
Revenue , 2017 B , Refunding , 4% , 7/01/36 ............................... 1,900,000 1,779,614
Westside Union School District , Community Facilities District No. 2018-1 Area 1 ,
Special Tax , 2021 , 4% , 9/01/46 ....................................... 360,000 333,944
2,398,485,269
Florida 0.7%
c
Capital Trust Authority , Gulf Coast Portfolio Obligated Group , Revenue , 144A, 2024 ,
Refunding , Zero Cpn., 3/01/29 ........................................ 8,300,000 6,586,522
c ,h
Florida Development Finance Corp. ,
AAF Operations Holdings LLC , Revenue , 144A, 2024 , Refunding , Mandatory Put ,
12% , 7/15/28 ................................................... 4,000,000 4,270,020
Brightline Florida Holdings LLC , Revenue , 144A, 2024 A , Mandatory Put , 8.25% ,
2/14/25 ........................................................ 7,250,000 7,319,603
18,176,145
Minnesota 0.1%
c
City of Fridley , Roers Fridley Apartments Owner II LLC , Revenue , 144A, 2023 B-2 , 9% ,
6/01/41 ......................................................... 3,250,000 3,323,753
Texas 0.3%
c
City of Dallas Housing Finance Corp. , DHFC - Dylan Apartments LLC (The) , Revenue,
Junior Lien , 144A, 2022 B , 6.25% , 12/01/54 .............................. 10,100,000 9,317,347
Virgin Islands 0.4%
Matching Fund Special Purpose Securitization Corp. , United States Virgin Islands
Federal Excise Tax , Revenue , 2022 A , Refunding , 5% , 10/01/39 ............... 9,660,000 10,073,250
Virginia 0.2%
c
Virginia Small Business Financing Authority , P3 VB Holdings LLC , Revenue, Senior
Lien , 144A, 2023 A , 8.5% , 12/01/52 .................................... 5,250,000 5,286,927
Wisconsin 0.4%
c
Public Finance Authority ,
FAH Tree House LLC , Revenue , 144A, 2023 B , 6.625% , 2/01/46 .............. 7,000,000 6,498,690

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin (continued)
c
Public Finance Authority, (continued)
Pine Forest 2022 Obligated Group , Revenue , 144A, 2022 , Zero Cpn., 12/01/45 ... $ 6,000,000 $ 4,197,659
10,696,349
U.S. Territories 5.6%
Guam 0.7%
Guam Government Waterworks Authority , Revenue , 2017 , Refunding , 5% , 7/01/40 ..
9,885,000 10,190,465
Guam Power Authority , Revenue , 2017 A , Refunding , 5% , 10/01/38 ..............
4,750,000 4,921,295
Territory of Guam ,
Revenue , 2021 F , Refunding , 4% , 1/01/36 ............................... 250,000 252,029
Revenue , 2021 F , Refunding , 4% , 1/01/42 ............................... 1,125,000 1,098,546
Hotel Occupancy Tax , Revenue , 2021 A , Refunding , 5% , 11/01/35 ............. 3,000,000 3,175,549
19,637,884
Pacific Islands 0.1%
Northern Mariana Island Ports Authority , Revenue , 1998 A , 6.6% , 3/15/28 .........
2,750,000 2,678,079
Puerto Rico 4.8%
Commonwealth of Puerto Rico ,
k
GO , FRN , Zero Cpn., 11/01/43 ........................................ 3,252,604 2,061,338
GO , 2022 A-1 , 5.375% , 7/01/25 ....................................... 441,426 444,536
GO , 2022 A-1 , 5.625% , 7/01/27 ....................................... 809,842 843,549
GO , 2022 A-1 , 5.625% , 7/01/29 ....................................... 796,704 857,074
GO , 2022 A-1 , 5.75% , 7/01/31 ........................................ 773,832 857,409
GO , 2022 A-1 , 4% , 7/01/33 .......................................... 733,796 728,373
GO , 2022 A-1 , 4% , 7/01/35 .......................................... 659,584 650,994
GO , 2022 A-1 , 4% , 7/01/37 .......................................... 566,098 553,831
GO , 2022 A-1 , 4% , 7/01/41 .......................................... 769,676 731,547
GO , 2022 A-1 , 4% , 7/01/46 .......................................... 16,300,453 15,135,530
GO , 2022 A-1 , Zero Cpn., 7/01/33 ..................................... 944,324 636,453
GDB Debt Recovery Authority of Puerto Rico , 7.5% , 8/20/40 ...................
15,712,189 15,319,384
HTA CL 6 Trust , Revenue , L-2028 , 5.25% , 7/01/38 ..........................
685,869 686,046
HTA TRRB Custodial Trust ,
Revenue , 2005 L , 5.25% , 7/01/41 ..................................... 2,710,951 2,653,647
Revenue , 2007 N , 5.25% , 7/01/36 ..................................... 271,095 272,169
Puerto Rico Electric Power Authority ,
e
Revenue , 1 , 10% , 1/01/21 ........................................... 1,768,493 742,767
e
Revenue , 2 , 10% , 7/01/21 ........................................... 1,768,493 742,767
e
Revenue , 2013 A , 10% , 7/01/19 ....................................... 1,601,766 672,742
e
Revenue , 2013 A , 5% , 7/01/29 ........................................ 10,000,000 4,225,000
e
Revenue , 2013 A , 7% , 7/01/33 ........................................ 25,000,000 10,562,500
e
Revenue , 2013 A , 6.75% , 7/01/36 ..................................... 11,735,000 4,958,038
e
Revenue , 2013 A , 7% , 7/01/43 ........................................ 5,000,000 2,112,500
e
Revenue , 2016 B-1 , 10% , 7/01/19 ..................................... 1,601,765 672,741
e
Revenue , 3 , 10% , 1/01/22 ........................................... 600,000 252,000
e
Revenue , 4 , 10% , 7/01/22 ........................................... 600,000 300,150
Revenue , VV , Refunding , NATL Insured , 5.25% , 7/01/32 .................... 1,800,000 1,779,223
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority ,
Revenue , 2000 B , 6.625% , 1/01/27 .................................... 362,482 359,200
Revenue , 2000 B , 6.625% , 1/01/28 .................................... 2,764,591 2,738,681
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax , Revenue , A-1 , 4.55% , 7/01/40 ................................ 100,000 100,238
Sales Tax , Revenue , A-1 , 4.75% , 7/01/53 ................................ 10,500,000 10,421,245
Sales Tax , Revenue , A-1 , 5% , 7/01/58 .................................. 8,695,000 8,733,454

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
U.S. Territories (continued)
Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp., (continued)
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/46 ............................. $ 20,000,000 $ 6,743,870
Sales Tax , Revenue , A-1 , Zero Cpn., 7/01/51 ............................. 47,945,000 11,766,293
Sales Tax , Revenue , A-2 , 4.329% , 7/01/40 ............................... 11,463,000 11,336,807
Sales Tax , Revenue , A-2 , 4.784% , 7/01/58 ............................... 12,300,000 12,170,969
133,823,065
Total U.S. Territories .................................................................... 156,139,028
Total Municipal Bonds (Cost $ 2,616,248,108 ) ...................................
2,611,498,068
Shares
Escrows and Litigation Trusts 0.1%
a ,b
Puerto Rico Electric Power Authority, Escrow Account ........................ 3,031,496 2,425,197
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
2,425,197
Total Long Term Investments (Cost $ 2,698,769,693 ) .............................
2,682,416,996
a
a a a a
Short Term Investments 2.7%
Principal
Amount
Municipal Bonds 2.7%
California 2.7%
l
Anaheim Housing & Public Improvements Authority , City of Anaheim Water System ,
Revenue, Second Lien , 2024 A , LOC Bank of America NA , Daily VRDN and Put ,
3.45% , 10/01/54 ................................................... 8,000,000 8,000,000
l
California Health Facilities Financing Authority , Adventist Health System/West
Obligated Group , Revenue , 2009 B , LOC US Bank NA , Daily VRDN and Put , 3.15% ,
9/01/38 ......................................................... 9,500,000 9,500,000
l
California Statewide Communities Development Authority , Rady Children's Hospital
Obligated Group , Revenue , 2008 A , Refunding , LOC US Bank NA , Daily VRDN and
Put , 3.15% , 8/15/47 ................................................ 4,000,000 4,000,000
l
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 3.75% , 7/01/46 ................................ 3,700,000 3,700,000
l
Irvine Ranch Water District , Water Service Corp. , Special Assessment , 2009 B , LOC
Bank of America NA , Daily VRDN and Put , 3.4% , 10/01/41 ................... 1,000,000 1,000,000
l
Los Angeles Department of Water & Power ,
Power System , Revenue , 2002 A-6 , Refunding , SPA Bank of America NA , Daily
VRDN and Put , 3.57% , 7/01/35 ...................................... 20,955,000 20,955,000
Power System , Revenue , 2023 F-2 , Refunding , SPA JPMorgan Chase Bank NA ,
Daily VRDN and Put , 3.75% , 7/01/47 ................................. 10,700,000 10,700,000
Water System , Revenue , 2019 A-2 , Refunding , SPA Barclays Bank plc , Daily VRDN
and Put , 3.65% , 7/01/45 ........................................... 9,200,000 9,200,000
l
University of California ,
Revenue , 2013 AL-1 , Daily VRDN and Put , 3.45% , 5/15/48 .................. 7,995,000 7,995,000
Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 3.8% , 5/15/48 ........... 1,000,000 1,000,000

Franklin Municipal Securities Trust
Schedule of Investments (unaudited)
Franklin California High Yield Municipal Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Municipal Bonds
(continued)
California (continued)
l
University of California, (continued)
Revenue , 2023 BP-1 , Refunding , Daily VRDN and Put , 3.45% , 5/15/48 ......... $ 700,000 $ 700,000
76,750,000
Total Municipal Bonds (Cost $ 76,750,000 ) ......................................
76,750,000
Total Short Term Investments (Cost $ 76,750,000 ) ................................
76,750,000
a
Total Investments (Cost $ 2,775,519,693 ) 98.8% ..................................
$2,759,166,996
Other Assets, less Liabilities 1.2% .............................................
32,296,559
Net Assets 100.0% ...........................................................
$2,791,463,555
See Abbreviations on page 40 .
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
b
Non-income producing.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2024, the aggregate value of these securities was $768,834,943, representing 27.5% of net assets.
d
See Note 9 regarding restricted securities.
e
Defaulted security or security for which income has been deemed uncollectible. See Note 7.
f
See Note 1(d) regarding senior floating rate interests.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
The maturity date shown represents the mandatory put date.
i
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
j
Investment in an interest-only security entitles holders to receive only the interest payment on the underlying instruments. The principal amount shown is the notional amount of the underlying instruments.
k
The coupon rate shown represents the rate at period end.
l
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $2,775,519,693
Value - Unaffiliated issuers .................................................................. $2,759,166,996
Cash .................................................................................... 7,345,535
Receivables:
Capital shares sold ........................................................................ 4,235,043
Interest ................................................................................. 32,656,640
Unrealized appreciation on unfunded commitments (Note 1 b ) .......................................... 1,620,918
Total assets .......................................................................... 2,805,025,132
Liabilities:
Payables:
Investment securities purchased .............................................................. 3,856,168
Capital shares redeemed ................................................................... 6,886,079
Management fees ......................................................................... 1,073,484
Distribution fees .......................................................................... 289,622
Transfer agent fees ........................................................................ 357,188
Trustees' fees and expenses ................................................................. 3,453
Distributions to shareholders ................................................................. 837,408
Accrued expenses and other liabilities ........................................................... 258,175
Total liabilities ......................................................................... 13,561,577
Net assets, at value ................................................................. $2,791,463,555
Net assets consist of:
Paid-in capital ............................................................................. $2,967,546,788
Total distributable earnings (losses) ............................................................. (176,083,233)
Net assets, at value ................................................................. $2,791,463,555

Franklin Municipal Securities Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
August 31, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin
California High
Yield Municipal
Fund
Class A:
Net assets, at value ....................................................................... $848,993,901
Shares outstanding ........................................................................ 85,157,796
Net asset value per share
a ,b
.................................................................. $9.97
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $10.36
Class A1:
Net assets, at value ....................................................................... $748,736,720
Shares outstanding ........................................................................ 75,248,076
Net asset value per share
a ,b
.................................................................. $9.95
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $10.34
Class C:
Net assets, at value ....................................................................... $90,583,255
Shares outstanding ........................................................................ 9,033,745
Net asset value and maximum offering price per share
a ,b
............................................ $10.03
Class R6:
Net assets, at value ....................................................................... $55,906,982
Shares outstanding ........................................................................ 5,599,922
Net asset value and maximum offering price per share
b
............................................. $9.98
Advisor Class:
Net assets, at value ....................................................................... $1,047,242,697
Shares outstanding ........................................................................ 105,012,577
Net asset value and maximum offering price per share
b
............................................. $9.97
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Municipal Securities Trust
Financial Statements
Statement of Operations
for the six months ended August 31, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Franklin
California High
Yield Municipal
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $63,182,740
Expenses:
Management fees (Note 3 a ) ................................................................... 6,088,704
Distribution fees: (Note 3c )
Class A ................................................................................ 962,243
Class A1 ............................................................................... 382,187
Class C ................................................................................ 297,142
Transfer agent fees: (Note 3e )
Class A ................................................................................ 235,768
Class A1 ............................................................................... 234,159
Class C ................................................................................ 28,007
Class R6 ............................................................................... 7,393
Advisor Class ............................................................................ 297,260
Custodian fees (Note 4 ) ...................................................................... 7,503
Reports to shareholders fees .................................................................. 28,803
Registration and filing fees .................................................................... 55,129
Professional fees ........................................................................... 215,729
Trustees' fees and expenses .................................................................. 14,923
Other .................................................................................... 93,101
Total expenses ......................................................................... 8,948,051
Expense reductions (Note 4 ) ............................................................... (10,634)
Net expenses ......................................................................... 8,937,417
Net investment income ................................................................ 54,245,323
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (4,734,765)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 36,765,240
Net realized and unrealized gain (loss) ............................................................ 32,030,475
Net increase (decrease) in net assets resulting from operations .......................................... $86,275,798

Franklin Municipal Securities Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Franklin California High Yield Municipal Fund
Six Months Ended
August 31, 2024
(unaudited)
Year Ended
February 29, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $54,245,323 $105,126,472
Net realized gain (loss) ................................................. (4,734,765) (16,050,503)
Net change in unrealized appreciation (depreciation) ........................... 36,765,240 53,480,150
Net increase (decrease) in net assets resulting from operations ................ 86,275,798 142,556,119
Distributions to shareholders:
Class A ............................................................. (15,115,448) (25,193,774)
Class A1 ............................................................ (15,604,951) (34,307,094)
Class C ............................................................. (1,600,149) (3,738,256)
Class R6 ............................................................ (1,133,676) (2,045,837)
Advisor Class ........................................................ (20,264,133) (38,716,020)
Total distributions to shareholders .......................................... (53,718,357) (104,000,981)
Capital share transactions: (Note 2 )
Class A ............................................................. 128,686,536 103,194,019
Class A1 ............................................................ (36,378,710) (97,874,912)
Class C ............................................................. (3,400,163) (26,439,045)
Class R6 ............................................................ 4,524,000 5,321,720
Advisor Class ........................................................ 120,595,392 (20,951,703)
Total capital share transactions ............................................ 214,027,055 (36,749,921)
Net increase (decrease) in net assets ................................... 246,584,496 1,805,217
Net assets:
Beginning of period ..................................................... 2,544,879,059 2,543,073,842
End of period .......................................................... $2,791,463,555 $2,544,879,059

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)
Franklin California High Yield Municipal Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Franklin Municipal Securities Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of one fund, Franklin California High Yield Municipal
Fund (Fund). The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Over-the-counter (OTC) securities are valued within
the range of the most recent quoted bid and ask prices.
Securities that trade in multiple markets or on multiple
exchanges are valued according to the broadest and most
representative market. Certain equity securities are valued
based upon fundamental characteristics or relationships to
similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine fair
value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics
such as benchmark yield curves, credit spreads, estimated
default rates, anticipated market interest rate volatility,
coupon rates, anticipated timing of principal repayments,
underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then
discounted to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
The Fund may purchase securities on a when-issued,
forward commitment or delayed delivery basis, with payment
and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the
risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally
purchase these securities with the intention of holding the
securities, it may sell the securities before the settlement

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
date. These types of securities may be considered unfunded
and the Fund may be obligated to perform on such
agreements at a future date. Unfunded commitments are
marked to market daily and any unrealized appreciation
or depreciation is included in the Statement of Assets and
Liabilities and the Statement of Operations. At August 31,
2024, unfunded commitments were as follows:
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Paydown gains and losses are
recorded as an adjustment to interest income. The Fund may
receive other income from investments in senior secured
corporate loans or unfunded commitments, including
amendment fees, consent fees or commitment fees. These
fees are recorded as income when received by the Fund.
Facility fees are recognized as income over the expected
term of the loan. Dividend income is recorded on the ex-
dividend date except for certain dividends from securities
where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information is received
by the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Borrower
Unfunded
Commitment
Franklin California High Yield Municipal Fund
Puerto Rico Electric Power Authority,
Restructured Power Revenue ,
B-1, 6%, 7/01/41 $ 6,789,003
B-2, 7.125%, 7/01/59 32,971,162
$39,760,165
1. Organization and Significant Accounting Policies
(continued)
b. Securities Purchased on a When-Issued, Forward
Commitment or Delayed Delivery Basis
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2024, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:
Six Months Ended
August 31, 2024
Year Ended
February 29, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 17,769,582 $175,492,072 23,492,855 $226,276,624
Shares issued in reinvestment of distributions .......... 1,373,852 13,527,513 2,315,787 22,303,879
Shares redeemed ............................... (6,122,206) (60,333,049) (15,144,556) (145,386,484)
Net increase (decrease) .......................... 13,021,228 $128,686,536 10,664,086 $103,194,019
Class A1 Shares:
Shares sold ................................... 1,365,516 $13,496,093 2,753,076 $26,427,713
Shares issued in reinvestment of distributions .......... 1,357,728 13,335,333 3,002,194 28,849,235
Shares redeemed ............................... (6,431,342) (63,210,136) (15,970,254) (153,151,860)
Net increase (decrease) .......................... (3,708,098) $(36,378,710) (10,214,984) $(97,874,912)
Class C Shares:
Shares sold ................................... 1,102,013 $10,932,000 1,410,978 $13,633,782
Shares issued in reinvestment of distributions .......... 154,487 1,529,140 362,811 3,514,754
Shares redeemed
a
.............................. (1,597,843) (15,861,303) (4,522,341) (43,587,581)
Net increase (decrease) .......................... (341,343) $(3,400,163) (2,748,552) $(26,439,045)
Class R6 Shares:
Shares sold ................................... 1,037,988 $10,238,274 2,144,936 $20,734,737
Shares issued in reinvestment of distributions .......... 106,343 1,048,390 187,368 1,805,869
Shares redeemed ............................... (685,726) (6,762,664) (1,800,548) (17,218,886)
Net increase (decrease) .......................... 458,605 $4,524,000 531,756 $5,321,720
1. Organization and Significant Accounting Policies
(continued)
f. Insurance
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Franklin California High Yield Municipal Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the average daily net assets of the Fund as follows:
For the period ended August 31, 2024, the annualized gross effective investment management fee rate was 0.460% of the
Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
Six Months Ended
August 31, 2024
Year Ended
February 29, 2024
Shares Amount Shares Amount
Advisor Class Shares:
Shares sold ................................... 19,451,117 $192,162,202 43,867,337 $420,291,421
Shares issued in reinvestment of distributions .......... 1,724,451 16,983,965 3,332,004 32,084,685
Shares redeemed ............................... (8,983,178) (88,550,775) (49,540,266) (473,327,809)
Net increase (decrease) .......................... 12,192,390 $120,595,392 (2,340,925) $(20,951,703)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
2. Shares of Beneficial Interest
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Franklin California High Yield Municipal Fund
(continued)
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund's Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Distributors has agreed to limit the current rate to 0.10% per year for Class A1.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended August 31, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$219,641 was retained by Investor Services.
f. Waiver and Expense Reimbursements
Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65% based on the average net assets of each class until June 30,
2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.15%
Class C .................................................................................... 0.65%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $12,060
CDSC retained .............................................................................. $49,439
3. Transactions with Affiliates
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until June 30, 2025.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended August 31, 2024, these purchase and sale transactions aggregated $61,635,000 and $73,805,000, respectively.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended August 31, 2024, the custodian fees were reduced as noted in the Statement of Operations.
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 29, 2024, the capital loss carryforwards were as follows:
At August 31, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, wash sales and bond discounts and premiums.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended August 31, 2024, aggregated
$286,727,322 and $84,664,289, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $100,884,256
Long term ................................................................................ 58,261,273
Total capital loss carryforwards ............................................................... $159,145,529
Cost of investments .......................................................................... $2,781,831,942
Unrealized appreciation ........................................................................ $138,538,999
Unrealized depreciation ........................................................................ (161,203,945)
Net unrealized appreciation (depreciation) .......................................................... $(22,664,946)
3. Transactions with Affiliates
(continued)
f. Waiver and Expense Reimbursements
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
7. Credit Risk and Defaulted Securities
At August 31, 2024, the Fund had 34.7% of its portfolio invested in high yield securities, senior secured floating rate loans, or other securities rated below investment grade as determined by Nationally Recognized Statistical Credit Ratings Organizations
and/or internally, by investment management and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2024, the aggregate value of these securities was $38,814,369 representing 1.4% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At August 31, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Principal
Amount * Issuer
Acquisition
Date Cost Value
Franklin California High Yield Municipal Fund
1,370,000
a
CalPlant I LLC, 21 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 10/13/21 $ 1,370,000 $ 178,100
5,220,000
a
CalPlant I LLC, 21 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 11/01/21 5,220,000 678,600
2,875,000
a
CalPlant I LLC, 22 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 4/05/22 2,875,000 373,750
250,000
a
CalPlant I LLC, 22 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 9/28/22 250,000 32,500
1,885,000
a
CalPlant I LLC, 22 C, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 10/11/22 1,885,000 1,885,000
2,830,000
a
CalPlant I LLC, 22 X, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 11/09/22 2,830,000 2,830,000
1,000,000
a
CalPlant I LLC, 23 A, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 1/11/23 1,000,000 1,000,000
890,000
a
CalPlant I LLC, 23 B, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 2/09/23 890,000 890,000

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended August 31, 2024, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
Principal
Amount* Issuer
Acquisition
Date Cost Value
Franklin California High Yield Municipal Fund (continued)
1,415,000
a
CalPlant I LLC, 23 C, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 3/02/23 $ 1,415,000 $ 1,415,000
1,230,000
a
CalPlant I LLC, 23 D, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 5/04/23 1,230,000 1,230,000
1,385,000
a
CalPlant I LLC, 23 E, Senior Secured Note, 144A, 9.5%,
8/31/23 .................................. 6/01/23 1,385,000 1,385,000
Total Restricted Securities (Value is 0.4% of Net Assets) .............. $20,350,000 $11,897,950
*
In U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $4,195,000 as of August 31, 2024.
9. Restricted Securities
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ — $ — $ —
b
$ —
Corporate Bonds :
Commercial Services & Supplies ........... — — 16,092,950 16,092,950
Diversified Consumer Services ............ — 41,994,911 — 41,994,911
Electric Utilities ........................ — 10,148,367 — 10,148,367
Senior Floating Rate Interests ............... — — 257,503
b
257,503
Municipal Bonds :
California ............................. — 2,393,582,808 4,902,461 2,398,485,269
Florida ............................... — 18,176,145 — 18,176,145
Minnesota ............................ — 3,323,753 — 3,323,753
Texas ............................... — 9,317,347 — 9,317,347
Virgin Islands .......................... — 10,073,250 — 10,073,250
Virginia .............................. — 5,286,927 — 5,286,927
Wisconsin ............................ — 10,696,349 — 10,696,349
U.S. Territories ..........................
Guam ............................... — 19,637,884 — 19,637,884
Pacific Islands ......................... — 2,678,079 — 2,678,079
Puerto Rico ........................... — 133,823,065 — 133,823,065
Escrows and Litigation Trusts ............... — — 2,425,197 2,425,197
Short Term Investments ................... — 76,750,000 — 76,750,000
Total Investments in Securities ........... $— $2,735,488,885 $23,678,111 $2,759,166,996
Other Financial Instruments:
Unfunded Commitments .................. $— $— $1,620,918 $1,620,918
Total Other Financial Instruments ......... $— $— $1,620,918 $1,620,918
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At August 31, 2024, the reconciliation is as follows:
Level 3 financial instruments include fair value of immaterial assets and/or liabilities developed using various valuation techniques and unobservable inputs. May also include values derived using recent transactions, private transaction prices or non-public third-party pricing information which is unobservable.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Balance at
Beginning of
Period Purchases
a
Sales
Transfer
Into
Level 3
b
Transfer
Out of
Level 3
Net
Accretion
( Amortiza -
tion )
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Franklin California High Yield Municipal Fund
Assets:
Investments in Securities:
Common Stocks:
United States . $ — $ —
c
$ — $ — $ — $ — $ — $ — $ —
c
$ —
Corporate Bonds:
United States . 21,630,500 — — — — — — (5,537,550) 16,092,950 (5,537,550)
Senior Floating
Rate Interests:
United States . 1,354,086 420,673 — — — 347,236 — (1,864,492) 257,503
c
(1,864,492)
Municipal Bonds:
United States . — 3,923,500 — 386,082 — 216 — 592,663 4,902,461 592,663
Escrows and
Litigation Trusts 2,425,197 — — — — — — — 2,425,197 —
Total Investments in
Securities ....... $25,409,783 $4,344,173 $— $386,082 $— $347,452 $— $(6,809,379) $23,678,111 $(6,809,379)
Other Financial Instruments:
Unfunded
Commitments
$1,620,918 $— $— $— $— $— $— $— $1,620,918 $—
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
c
Includes financial instruments determined to have no value.
11. Fair Value Measurements
(continued)

Franklin Municipal Securities Trust
Notes to Financial Statements (unaudited)

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Semiannual Report
Franklin California High Yield Municipal Fund
(continued)
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
AGMC
Assured Guaranty Municipal Corp.
BAM
Build America Mutual Assurance Co.
CME
Chicago Mercantile Exchange
COP
Certificate of Participation
ETM
Escrowed to Maturity
FHLMC
Federal Home Loan Mortgage Corp.
FRN
Floating Rate Note
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SOFR
Secured Overnight Financing Rate
SPA
Standby Purchase Agreement

Franklin Municipal Securities Trust

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Semiannual Report
FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund
(Fund)
At an in-person meeting held on April 16, 2024 (Meeting), the Board of Trustees (Board) of Franklin Municipal Securities Trust
(Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin
Advisers, Inc. (Manager) and the Trust, on behalf of the Fund (Management Agreement) for an additional one-year period. The
Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.
In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreement are fair and reasonable and that the continuance of the Management Agreement is in the best interests of the Fund and its shareholders.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

Franklin Municipal Securities Trust

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Semiannual Report
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager, as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-
party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions,
Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered
Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional California municipal debt funds. The
Board noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its Performance Universe. The Board also noted that the Fund’s annualized total return for the five- and 10-year periods was above the median of its Performance Universe, but for the one- and three-year periods was below the median of its Performance Universe. The Board further noted management’s view regarding the income-
related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes.
The Board concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio

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Semiannual Report
and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class
A shares and Class M shares for the other funds in the Fund’s Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in the Expense Group.
The Expense Group for the Fund included the Fund and 10 other California municipal debt funds. The Board noted that the
Management Rate for the Fund was approximately two and a half basis points above the median of its Expense Group.
The Board also noted that the actual total expense ratio for the Fund was below the median and in the first quintile (least expensive) of its Expense Group. The Board also noted that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board concluded that the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective

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Semiannual Report
management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that, to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

MUN-SFSOI 10/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSRS, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a) (1) N/A

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUNICIPAL SECURITIES TRUST

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	October 31, 2024

By	/s/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	October 31, 2024